Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority,
Series A, RB, 5.00%, 09/01/25 ........ USD 990 $ 1,011,617
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/25 ..... 150 153,779
Alabama Public School and College Authority,
Series B, RB, 5.00%, 05/01/25 ........ 445 451,591
City of Huntsville
Series 2016D, GO, 5.00%, 05/01/25 ..... 180 182,703
Series 2017E, GO, 5.00%, 11/01/25 ..... 115 117,937
State of Alabama, Series 2016C, GO,
5.00%, 08/01/25 ................. 285 290,741
University of Alabama (The)
Series 2017B, RB, 5.00%, 07/01/25 ..... 260 264,910
Series 2019A, RB, 5.00%, 07/01/25 ..... 155 157,927
2,631,205
Alaska — 0.1%
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/25 ................. 180 182,588
Municipality of Anchorage
Series C, GO, 5.00%, 09/01/25 ........ 90 91,897
Series D, GO, 5.00%, 09/01/25 ........ 145 148,057
State of Alaska, Series 2016B, GO,
5.00%, 08/01/25 ................. 395 402,682
825,224
Arizona — 2.0%
Arizona Board of Regents
Series 2015A, RB, 5.00%, 07/01/25 ..... 445 453,201
Series 2016A, RB, 5.00%, 07/01/25 ..... 175 178,225
Series 2016B, RB, 5.00%, 07/01/25 ..... 300 305,529
Series 2017B, RB, 5.00%, 07/01/25 ..... 145 147,672
Arizona Health Facilities Authority, Series 2015A,
RB, 5.00%, 01/01/25 .............. 410 413,198
Arizona Transportation Board
Series 2016, RB, 5.00%, 07/01/25 ...... 595 606,140
Series 2018, RB, 5.00%, 07/01/25 ...... 610 621,310
City of Phoenix, Series 2016, GO,
5.00%, 07/01/25 ................. 575 586,039
City of Phoenix Civic Improvement Corp.
Series 2015A, RB, 5.00%, 07/01/25 ..... 310 315,867
Series 2016, RB, 5.00%, 07/01/25 ...... 685 697,964
Series 2017B, RB, 5.00%, 07/01/25 ..... 225 229,003
Series 2017D, RB, 5.00%, 07/01/25 ..... 500 508,896
Series 2018A, RB, 5.00%, 07/01/25 ..... 215 219,069
Series 2020A, RB, 5.00%, 07/01/25 ..... 240 244,542
Series 2021B, RB, 5.00%, 07/01/25 ..... 140 142,650
Series A, RB, 5.00%, 07/01/25 ......... 605 616,450
Series B, RB, 5.00%, 07/01/25 ......... 475 483,989
City of Tucson, Series 2015, RB,
5.00%, 07/01/25 ................. 205 208,749
County of Pima
Series 2016, GO, 4.00%, 07/01/25 ...... 130 131,234
Series 2016, RB, 5.00%, 07/01/25 ...... 905 921,075
Gilbert Water Resource Municipal Property
Corp., Series 2016, RB, 5.00%, 07/01/25 .. 185 188,434
Maricopa County Community College District,
Series 2016, GO, 5.00%, 07/01/25 ...... 1,050 1,069,201
Maricopa County Unified School District
No. 48 Scottsdale, Series 2017A, GO,
5.00%, 07/01/25 ................. 35 35,624
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Unified School District No.
69 Paradise Valley, Series 2018D, GO,
5.00%, 07/01/25 ................. USD 140 $ 142,496
Maricopa County Union High School District No.
210-Phoenix
Series 2017, GO, 5.00%, 07/01/25 ...... 145 147,837
Series 2018, GO, 5.00%, 07/01/25 ...... 110 112,152
Salt River Project Agricultural Improvement &
Power District
Series 2019A, RB, 5.00%, 01/01/25 ..... 125 126,045
Series 2020A, RB, 5.00%, 01/01/25 ..... 160 161,338
Series 2021A, RB, 5.00%, 01/01/25 ..... 1,165 1,174,739
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 200 203,475
University of Arizona (The), Series 2016, RB,
4.00%, 06/01/25 ................. 590 595,005
11,987,148
California — 12.7%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/25 ................. 100 102,291
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/25 ................. 210 212,970
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/25
(a)
............. 50 48,543
California Educational Facilities Authority, Series
2015A, RB, 5.00%, 10/01/25 ......... 95 97,444
California Infrastructure & Economic
Development Bank
Series 2019, RB, 4.00%, 08/01/25 ...... 235 237,499
Series 2018, RB, 5.00%, 10/01/25 ...... 335 343,874
Series 2017, RB, 5.00%, 10/01/25 ...... 100 102,649
California State Public Works Board
Series 2016B, RB, 5.00%, 04/01/25 ..... 100 101,398
Series 2016D, RB, 5.00%, 04/01/25 ..... 235 238,286
Series A, RB, 5.00%, 06/01/25 ......... 110 111,932
Series D, RB, 5.00%, 06/01/25 ......... 240 244,214
Series 2022A, RB, 5.00%, 08/01/25 ..... 1,135 1,159,305
Series 2023C, RB, 5.00%, 09/01/25 ..... 415 424,624
Series D, RB, 5.00%, 09/01/25 ......... 220 225,102
Series 2017G, RB, 4.00%, 10/01/25 ..... 195 197,649
Series B, RB, 5.00%, 10/01/25 ......... 250 256,249
Series 2016C, RB, 5.00%, 11/01/25 ..... 135 138,615
Series 2018C, RB, 5.00%, 11/01/25 ..... 405 415,846
Series 2019C, RB, 5.00%, 11/01/25 ..... 300 308,034
California State University
Series 2016A, RB, 4.00%, 11/01/25 ..... 125 126,716
Series 2015A, RB, 5.00%, 11/01/25 ..... 1,000 1,025,909
Series 2016A, RB, 5.00%, 11/01/25 ..... 220 225,700
Series 2017A, RB, 5.00%, 11/01/25 ..... 365 374,457
Series 2018A, RB, 5.00%, 11/01/25 ..... 505 518,084
Series 2019A, RB, 5.00%, 11/01/25 ..... 95 97,461
Series 2020A, RB, 5.00%, 11/01/25 ..... 125 128,239
Series 2021A, RB, 5.00%, 11/01/25 ..... 310 318,032
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/25 .............. 100 102,166
Carmel Unified School District, Series 2016, GO,
4.00%, 08/01/25 ................. 100 101,176
City & County of San Francisco, Series 2021D1,
GO, 5.00%, 06/15/25 .............. 25 25,475
City of Los Angeles
Series 2018B, RB, 5.00%, 06/01/25 ..... 500 509,255
Series 2017B, GO, 5.00%, 09/01/25 ..... 255 261,228
Series 2018-B, GO, 5.00%, 09/01/25 .... 170 174,152

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Department of Airports
Series 2018E, RB, 5.00%, 05/15/25 ..... USD 170 $ 172,916
Series 2020B, RB, 5.00%, 05/15/25 ..... 195 198,345
Series 2021B, RB, 5.00%, 05/15/25 ..... 295 300,060
Series 2022I, RB, 5.00%, 05/15/25 ...... 65 66,110
Series B, RB, 5.00%, 05/15/25 ......... 120 122,058
Series C, RB, 5.00%, 05/15/25 ......... 170 172,916
City of Redding, Series 2018, RB,
5.00%, 06/01/25 ................. 100 101,652
City of San Francisco, Series A, RB,
5.00%, 11/01/25 ................. 520 534,407
Coast Community College District, Series
2017D, GO, 5.00%, 08/01/25 ......... 75 76,587
Contra Costa Transportation Authority Sales Tax,
Series 2015A, RB, 5.00%, 03/01/25 ..... 210 212,756
County of Monterey, Series 2017, COP,
5.00%, 10/01/25 ................. 280 286,976
County of Santa Clara, Series 2022D, GO,
5.00%, 08/01/25 ................. 180 184,077
East Bay Municipal Utility District Water System
Series 2015A, RB, 4.00%, 06/01/25 ..... 270 272,812
Series 2014B, RB, 5.00%, 06/01/25 ..... 605 616,249
Series 2015C, RB, 5.00%, 06/01/25 ..... 80 81,487
Eastern Municipal Water District, Series 2016A,
RB, 5.00%, 07/01/25 .............. 100 101,966
El Camino Community College District
Foundation (The)
Series 2012C, GO, 0.00%, 08/01/25
(a)
.... 1,100 1,068,684
Series 2016, GO, 5.00%, 08/01/25 ...... 15 15,317
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/25 (AGC)
(a)
......... 60 58,223
Foothill-De Anza Community College District
Series 2000A, GO, 0.00%, 08/01/25
(NPFGC)
(a)
.................... 285 277,241
Series 2003B, GO, 0.00%, 08/01/25
(NPFGC)
(a)
.................... 160 155,644
Series 2016, GO, 4.00%, 08/01/25 ...... 150 151,928
Hillsborough City School District, Series B, GO,
0.00%, 09/01/25
(a)
................ 250 242,081
Imperial Irrigation District Electric System, Series
2019, RB, 5.00%, 11/01/25 .......... 125 128,541
Irvine Ranch Water District Water Service Corp.
Series 2016, 5.00%, 02/01/25 ......... 120 121,266
Series 2016, COP, 5.00%, 03/01/25 ..... 20 20,243
Long Beach Community College District
Series 2021D, GO, 4.00%, 08/01/25 ..... 125 126,359
Series 2017G, GO, 5.00%, 08/01/25 ..... 165 168,409
Long Beach Unified School District
Series 2016, GO, 5.00%, 08/01/25 ...... 175 178,790
Series A, GO, 5.00%, 08/01/25 ........ 275 280,955
Los Angeles Community College District
Series J, GO, 4.00%, 08/01/25 ......... 195 197,313
Series 2015C, GO, 5.00%, 08/01/25 ..... 425 434,204
Series 2024, GO, 5.00%, 08/01/25 ...... 600 612,993
Series A-1, GO, 5.00%, 08/01/25 ....... 810 827,541
Series C-1, GO, 5.00%, 08/01/25 ....... 220 224,764
Series D, GO, 5.00%, 08/01/25 ........ 500 510,828
Los Angeles County Metropolitan Transportation
Authority, Series 2015, RB, 5.00%, 07/01/25 440 449,050
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021-A, RB, 5.00%, 06/01/25 ..... 1,055 1,073,651
Series 2016A, RB, 5.00%, 07/01/25 ..... 1,000 1,019,564
Series 2017A, RB, 5.00%, 07/01/25 ..... 310 316,065
Series 2019A, RB, 5.00%, 07/01/25 ..... 175 178,424
Security
Par (000)
Par (000) Value
California (continued)
Series 2022-A, RB, 5.00%, 07/01/25 ..... USD 215 $ 219,206
Series 2023-A, RB, 5.00%, 07/01/25 ..... 945 963,488
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
5.00%, 10/01/25 ................. 335 342,685
Los Angeles Department of Water & Power
Series 2016A, RB, 5.00%, 07/01/25 ..... 165 168,288
Series 2017C, RB, 5.00%, 07/01/25 ..... 435 443,669
Series 2018A, RB, 5.00%, 07/01/25 ..... 80 81,594
Series 2018C, RB, 5.00%, 07/01/25 ..... 30 30,598
Series 2020A, RB, 5.00%, 07/01/25 ..... 315 321,163
Series 2022E, RB, 5.00%, 07/01/25 ..... 115 117,250
Los Angeles Department of Water & Power
Water System
Series 2016A, RB, 5.00%, 07/01/25 ..... 110 112,263
Series 2017A, RB, 5.00%, 07/01/25 ..... 145 147,983
Series 2018B, RB, 5.00%, 07/01/25 ..... 675 688,884
Series 2022B, RB, 5.00%, 07/01/25 ..... 130 132,543
Los Angeles Unified School District
Series 2017A, GO, 4.00%, 07/01/25 ..... 170 171,814
Series 2018B-1, GO, 4.00%, 07/01/25 .... 615 621,564
Series 2015A, GO, 5.00%, 07/01/25 ..... 255 260,012
Series 2016A, GO, 5.00%, 07/01/25 ..... 790 805,528
Series 2016B, GO, 5.00%, 07/01/25 ..... 30 30,590
Series 2018B-1, GO, 5.00%, 07/01/25 .... 840 856,510
Series 2020A, GO, 5.00%, 07/01/25 ..... 30 30,590
Series 2021A, GO, 5.00%, 07/01/25 ..... 315 321,191
Series 2021RYRR, GO, 5.00%, 07/01/25 .. 80 81,572
Series 2024A, GO, 5.00%, 07/01/25 ..... 750 764,742
Los Rios Community College District
Series C, GO, 4.00%, 08/01/25 ........ 100 101,245
Series 2017, GO, 5.00%, 08/01/25 ...... 100 102,225
Manhattan Beach Unified School District, Series
2002E, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 190 183,903
Metropolitan Water District of Southern California
Series 2018B, RB, 5.00%, 01/01/25 ..... 290 292,666
Series 2017A, RB, 2.50%, 07/01/25 ..... 375 372,155
Series 2015A, RB, 5.00%, 07/01/25 ..... 145 147,903
Series 2019A, RB, 5.00%, 07/01/25 ..... 370 377,408
Series 2020A, RB, 5.00%, 07/01/25 ..... 220 224,405
Series 2022A, RB, 5.00%, 10/01/25 ..... 95 97,444
Modesto Irrigation District, Series 2019B, RB,
5.00%, 10/01/25 ................. 100 102,352
Mount San Antonio Community College District,
Series 2013A, GO, 0.00%, 08/01/25
(a)
.... 330 320,542
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/25 (NPFGC)
(a)
... 225 218,422
Northern California Sanitation Agencies
Financing Authority
Series 2015, RB, 5.00%, 08/01/25 ...... 100 102,315
Series 2020A, RB, 5.00%, 12/01/25 ..... 140 144,327
Series 2021, RB, 5.00%, 12/01/25 ...... 200 206,182
Oak Grove School District, Series A, GO,
0.00%, 08/01/25
(a)
................ 25 24,248
Orange County Water District, Series 2019C,
RB, 5.00%, 08/15/25 .............. 265 271,098
Palo Alto Unified School District
Series 2008-2, GO, 0.00%, 08/01/25
(a)
... 580 563,266
Series 2022, GO, 5.00%, 08/01/25 ...... 75 76,624
Palomar Community College District
Series 2010B, GO, 0.00%, 08/01/25
(a)
.... 325 315,157
Series C, GO, 5.00%, 08/01/44 ........ 600 613,233
Pasadena Area Community College District,
Series 2016A, GO, 5.00%, 08/01/25 ..... 30 30,650

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Rancho Water District Financing Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... USD 275 $ 281,037
Rio Hondo Community College District, Series
2019B, GO, 5.00%, 08/01/25 ......... 170 173,631
Riverside Community College District
(a)
Series 2004D, GO, 0.00%, 08/01/25 ..... 105 101,540
Series E, GO, 0.00%, 08/01/35 ........ 2,935 1,736,728
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/25 ................. 110 111,936
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/25 (AMBAC) ........ 25 25,778
Sacramento Municipal Utility District
Series 2015, RB, 5.00%, 07/01/25 ...... 655 667,276
Series 2017E, RB, 5.00%, 08/15/25 ..... 210 214,854
Series 2021I, RB, 5.00%, 08/15/25 ...... 180 184,161
Series 2022J, RB, 5.00%, 08/15/25 ..... 100 102,311
San Diego Community College District
Series 2016, GO, 5.00%, 08/01/25 ...... 540 552,124
San Diego County Regional Transportation
Commission, Series 2016A, RB,
5.00%, 04/01/25 ................. 255 258,845
San Diego Public Facilities Financing Authority
Series 2016B, RB, 5.00%, 08/01/25 ..... 510 521,553
Series 2020A, RB, 5.00%, 08/01/25 ..... 100 102,265
Series 2023A, RB, 5.00%, 08/01/25 ..... 250 255,663
San Diego Unified School District
Series J-2, GO, 4.00%, 07/01/25 ....... 150 151,683
Series 2015R-4, GO, 5.00%, 07/01/25 ... 235 239,748
Series J-2, GO, 5.00%, 07/01/25 ....... 140 142,828
Series C-2, GO, 5.50%, 07/01/25 (AGM) .. 355 364,061
Series D-1, GO, 5.50%, 07/01/25 (NPFGC) 140 143,509
Series E-2, GO, 5.50%, 07/01/25 (AGM) .. 190 194,849
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/25 ... 295 301,388
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A, RB, 4.00%, 05/01/25 ..... 250 251,860
Series 2016A, RB, 5.00%, 05/01/25 ..... 300 304,439
Series 2019D, RB, 5.00%, 05/01/25 ..... 130 131,923
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A, RB, 4.00%, 10/01/25 ..... 275 278,972
Series 2018A, RB, 5.00%, 10/01/25 ..... 205 210,298
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/25 175 175,983
San Jose Evergreen Community College District,
Series 2015, GO, 5.00%, 09/01/25 ...... 125 128,067
San Jose Unified School District, Series C, GO,
0.00%, 08/01/25 (NPFGC)
(a)
.......... 240 232,915
San Mateo County Community College District
(a)
Series 2002A, GO, 0.00%, 09/01/25
(NPFGC) ..................... 130 125,842
Series 2006B, GO, 0.00%, 09/01/25
(NPFGC) ..................... 440 425,926
San Mateo Foster City Public Financing Authority
Series 2021A, RB, 5.00%, 08/01/25 ..... 355 362,335
Series 2021B, RB, 5.00%, 08/01/25 ..... 1,160 1,183,967
San Mateo Union High School District, Series
2002B, GO, 0.00%, 09/01/25 (NPFGC)
(a)
.. 300 290,249
Santa Clara Unified School District, Series 2017,
GO, 5.00%, 07/01/25 .............. 125 127,605
Santa Clara Valley Transportation Authority
Series 2015A, RB, 5.00%, 04/01/25 ..... 35 35,523
Series 2018A, RB, 5.00%, 06/01/25 ..... 710 723,319
Security
Par (000)
Par (000) Value
California (continued)
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/25 ........ USD 175 $ 177,007
Sequoia Union High School District
Series 2016, GO, 4.00%, 07/01/25 ...... 275 278,185
Series 2016, GO, 5.00%, 07/01/25 ...... 510 520,490
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/25 ..... 195 199,065
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,510 1,541,949
State of California
Series 2015, GO, 4.00%, 03/01/25 ...... 35 35,221
GO, 5.00%, 03/01/25 ............... 690 698,315
GO, 5.00%, 04/01/25 ............... 445 451,134
Series 2019, GO, 5.00%, 04/01/25 ...... 275 278,790
Series 2016, GO, 5.00%, 08/01/25 ...... 1,130 1,153,861
Series C, GO, 5.00%, 08/01/25 ........ 475 485,030
GO, 5.00%, 08/01/25 ............... 1,545 1,577,623
Series 2016, GO, 4.00%, 09/01/25 ...... 680 688,348
Series B, GO, 5.00%, 09/01/25 ........ 360 368,232
GO, 5.00%, 09/01/25 ............... 2,770 2,833,341
Series 2016, GO, 5.00%, 09/01/25 ...... 190 194,345
Series 2018, GO, 4.00%, 10/01/25 ...... 75 75,993
Series 2021, GO, 4.00%, 10/01/25 ...... 125 126,655
GO, 5.00%, 10/01/25 ............... 3,470 3,555,467
Series 2017, GO, 4.00%, 11/01/25 ...... 340 344,834
Series 2017, GO, 5.00%, 11/01/25 ...... 725 744,145
GO, 5.00%, 11/01/25 ............... 675 692,824
GO, 5.00%, 12/01/25 ............... 115 118,242
State of California Department of Water
Resources
Series AW, RB, 5.00%, 12/01/25 ....... 100 103,085
Series AX, RB, 5.00%, 12/01/25 ........ 330 340,181
Series AZ, RB, 5.00%, 12/01/25 ........ 525 541,197
Series BA, RB, 5.00%, 12/01/25 ........ 55 56,697
University of California
Series 2015AO, RB, 5.00%, 05/15/25 .... 665 676,145
Series 2016AR, RB, 5.00%, 05/15/25 .... 140 142,346
Series 2017AV, RB, 5.00%, 05/15/25 .... 150 152,514
Series 2017AY, RB, 5.00%, 05/15/25 .... 195 198,268
Series 2023BN, RB, 5.00%, 05/15/25 .... 1,005 1,021,843
Upper Santa Clara Valley Joint Powers Authority,
Series 2017A, RB, 5.00%, 08/01/25 ..... 160 163,561
Whittier Union High School District, Series 2016,
GO, 0.00%, 08/01/25
(a)
............. 290 280,857
66,528,304
Colorado — 1.0%
Board of Governors of Colorado State University
System, Series 2017C, RB, 2.50%, 03/01/25
(HERBIP) ..................... 25 24,893
Board of Water Commissioners City & County
of Denver (The), Series 2016A, RB,
4.00%, 09/15/25 ................. 85 86,048
City & County of Denver
Series 2016A, RB, 5.00%, 11/15/25 ..... 375 384,831
Series 2022C, RB, 5.00%, 11/15/25 ..... 190 194,981
City of Colorado Springs
Series 2015A, RB, 5.00%, 11/15/25 ..... 445 456,862
Series 2018A-1, RB, 5.00%, 11/15/25 .... 500 513,328
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/25 ......... 100 102,231
County of Adams, Series 2015, COP,
5.00%, 12/01/25 ................. 130 133,328
Denver City & County School District No. 1
Series 2016, GO, 5.00%, 12/01/25 (SAW) . 415 426,449

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017A, COP, 5.00%, 12/01/25 .... USD 275 $ 282,041
Series 2018A, GO, 5.50%, 12/01/25 (SAW) 510 527,584
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/25 (NPFGC)
(a)
.......... 270 260,358
State of Colorado
Series 2017K, COP, 5.00%, 03/15/25 .... 230 232,832
Series 2018L, COP, 5.00%, 03/15/25 .... 25 25,308
Series 2019O, COP, 5.00%, 03/15/25 .... 500 506,157
University of Colorado
Series 2007A, RB, 5.00%, 06/01/25 (NPFGC) 375 381,274
Series 2017A-2, RB, 5.00%, 06/01/25 .... 165 167,651
4,706,156
Connecticut — 1.8%
State of Connecticut
Series 2020A, GO, 5.00%, 01/15/25 ..... 1,685 1,700,436
Series 2018A, GO, 5.00%, 04/15/25 ..... 305 309,352
Series 2019A, GO, 5.00%, 04/15/25 ..... 170 172,425
Series 2016B, GO, 5.00%, 05/15/25 ..... 355 360,677
Series 2021B, GO, 3.00%, 06/01/25 ..... 100 99,969
Series 2015B, GO, 5.00%, 06/15/25 ..... 165 167,930
Series 2018C, GO, 5.00%, 06/15/25 ..... 420 427,459
Series 2018E, GO, 5.00%, 09/15/25 ..... 600 613,827
Series 2022D, GO, 5.00%, 09/15/25 ..... 1,315 1,345,303
Series E, GO, 5.00%, 10/15/25 ........ 255 261,346
Series F, GO, 5.00%, 11/15/25 ......... 410 420,918
Series H, GO, 5.00%, 11/15/25 ........ 145 148,861
State of Connecticut Clean Water Fund -
State Revolving Fund, Series 2019A, RB,
5.00%, 02/01/25 ................. 120 121,211
State of Connecticut Special Tax
Series 2018A, RB, 5.00%, 01/01/25 ..... 245 247,036
Series A, RB, 5.00%, 08/01/25 ......... 330 336,778
Series B, RB, 5.00%, 08/01/25 ......... 425 433,730
Series A, RB, 5.00%, 09/01/25 ......... 460 470,232
Series 2018B, RB, 5.00%, 10/01/25 ..... 330 337,907
Series 2018C, RB, 5.00%, 10/01/25 ..... 135 138,235
University of Connecticut
Series 2020A, RB, 5.00%, 02/15/25 ..... 530 535,758
Series 2019A, RB, 5.00%, 11/01/25 ..... 195 200,028
Series 2018A, RB, 5.00%, 11/15/25 ..... 100 102,660
8,952,078
Delaware — 1.5%
City of Wilmington, Series 2017, GO,
5.00%, 12/01/25 ................. 55 56,412
County of New Castle
Series 2015, GO, 5.00%, 10/01/33 ...... 1,565 1,603,261
Series 2015, GO, 5.00%, 10/01/35 ...... 2,260 2,315,253
Delaware Transportation Authority
Series 2016, RB, 4.00%, 07/01/25 ...... 155 156,511
Series 2019, RB, 5.00%, 07/01/25 ...... 525 534,830
Series 2020, RB, 5.00%, 07/01/25 ...... 125 127,340
Series 2020, RB, 5.00%, 09/01/25 ...... 340 347,600
State of Delaware
Series 2020A, GO, 5.00%, 01/01/25 ..... 260 262,258
Series 2018A, GO, 5.00%, 02/01/25 ..... 105 106,101
Series 2017, GO, 5.00%, 03/01/25 ...... 260 263,182
Series 2009C, GO, 5.00%, 10/01/25 ..... 790 809,478
Series 2019A, GO, 5.00%, 10/01/25 ..... 225 230,548
6,812,774
District of Columbia — 1.6%
District of Columbia
Series 2021E, GO, 5.00%, 02/01/25 ..... 715 722,243
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2015A, GO, 5.00%, 06/01/25 ..... USD 200 $ 203,396
Series E, GO, 5.00%, 06/01/25 ........ 1,410 1,433,940
Series 2019A, GO, 5.00%, 10/15/25 ..... 1,200 1,229,830
Series 2020, RB, 5.00%, 12/01/25 ...... 255 261,683
District of Columbia Income Tax
Series 2019A, RB, 5.00%, 03/01/25 ..... 205 207,411
Series 2019C, RB, 5.00%, 10/01/25 ..... 875 896,044
Series 2020B, RB, 5.00%, 10/01/25 ..... 485 496,664
Series 2014A, RB, 5.00%, 12/01/25 ..... 280 287,709
Series 2022C, RB, 5.00%, 12/01/25 ..... 280 287,709
District of Columbia Water & Sewer Authority
Series 2019B, RB, 5.00%, 10/01/25 ..... 195 199,690
Series B, RB, 5.00%, 10/01/25 ......... 315 322,576
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/25 200 204,810
Washington Metropolitan Area Transit Authority
Series 2017B, RB, 5.00%, 07/01/25 ..... 980 997,010
Series 2021A, RB, 5.00%, 07/15/25 ..... 240 244,526
7,995,241
Florida — 2.3%
Central Florida Expressway Authority, Series
2018, RB, 5.00%, 07/01/25 .......... 140 142,376
County of Miami-Dade
Series 2015D, GO, 5.00%, 07/01/25 ..... 320 325,752
Series 2017B, RB, 5.00%, 10/01/25 ..... 220 225,087
Series A, RB, 5.00%, 10/01/25 ......... 120 122,789
Series B, RB, 5.00%, 10/01/25 ......... 290 296,739
County of Orange, Series 2020, RB,
5.00%, 10/01/25 ................. 420 430,101
County of Seminole, Series 2005B, RB,
5.25%, 10/01/25 (NPFGC) ........... 80 82,198
Florida Department of Environmental Protection
Series 2015A, RB, 5.00%, 07/01/25 ..... 873 888,550
Series 2017A, RB, 5.00%, 07/01/25 ..... 760 773,537
Series 2018A, RB, 5.00%, 07/01/25 ..... 462 470,229
Series 2019B, RB, 5.00%, 07/01/25 ..... 100 101,781
Florida Department of Management Services,
Series 2015A, COP, 5.00%, 08/01/25 .... 525 535,106
Florida State Development Commission, Series
2017A, RB, 5.00%, 07/01/25 ......... 110 112,009
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/25 ......... 200 204,578
Hillsborough County School Board, Series
2017A, COP, 5.00%, 07/01/25 ........ 185 188,073
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/25 ............. 50 50,996
Palm Beach County School District
Series 2018B, COP, 5.00%, 08/01/25 .... 180 183,586
Series 2022B, COP, 5.00%, 08/01/25 .... 500 509,962
School Board of Miami-Dade County (The)
Series 2015, GO, 5.00%, 03/15/25 ...... 230 232,743
Series 2017, GO, 5.00%, 03/15/25 ...... 205 207,445
Series 2015A, COP, 5.00%, 05/01/25 .... 485 491,524
School District of Broward County
Series 2015, GO, 5.00%, 07/01/25 ...... 210 213,775
Series 2015A, COP, 5.00%, 07/01/25 .... 365 371,328
Series C, COP, 5.00%, 07/01/25 ........ 315 320,461
State of Florida
Series 2015F, GO, 5.00%, 06/01/25 ..... 205 208,535
Series 2016B, GO, 5.00%, 06/01/25 ..... 170 172,932
Series 2016D, GO, 5.00%, 06/01/25 ..... 130 132,242
Series 2017A, GO, 5.00%, 06/01/25 (GTD) 147 149,535
Series 2017B, GO, 5.00%, 06/01/25 ..... 205 208,535
Series 2018A, GO, 5.00%, 06/01/25 ..... 155 157,673

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019SERB, GO, 5.00%, 06/01/25 .. USD 45 $ 45,776
Series 2022B, GO, 5.00%, 06/01/25 ..... 125 127,156
Series 2016A, GO, 5.00%, 07/01/25 ..... 50 50,936
Series 2016B, GO, 5.00%, 07/01/25 ..... 35 35,655
Series 2017A, GO, 5.00%, 07/01/25 ..... 240 244,494
Series 2018B, GO, 5.00%, 07/01/25 ..... 160 162,996
Series 2021A, GO, 5.00%, 07/01/25 ..... 130 132,434
State of Florida Department of Transportation
Series 2018, RB, 5.00%, 07/01/25 ...... 325 331,085
Series 2019A, RB, 5.00%, 07/01/25 ..... 105 106,842
State of Florida Department of Transportation
Turnpike System
Series 2015B, RB, 5.00%, 07/01/25 ..... 190 193,384
Series 2016B, RB, 5.00%, 07/01/25 ..... 130 132,316
Series 2019A, RB, 5.00%, 07/01/25 ..... 750 763,359
Series 2020B, RB, 5.00%, 07/01/25 ..... 125 127,227
State of Florida Lottery
Series 2016A, RB, 5.00%, 07/01/25 ..... 550 559,897
Series 2016B, RB, 5.00%, 07/01/25 ..... 350 356,298
Series 2017A, RB, 5.00%, 07/01/25 ..... 596 606,725
Series 2019A, RB, 5.00%, 07/01/25 ..... 460 468,277
Tampa Bay Water, Series 2016C, RB,
5.00%, 10/01/25 ................. 145 148,235
Volusia County School Board, Series 2016A,
COP, 5.00%, 08/01/25 (BAM) ......... 90 91,838
13,195,107
Georgia — 3.2%
Association County Commissioners of Georgia,
Series 2020, COP, 5.00%, 07/15/25 ..... 575 585,994
City of Atlanta
Series 2022A, RB, 5.00%, 07/01/25 ..... 340 346,049
Series 2018B, RB, 5.00%, 11/01/25 ..... 250 256,136
Series 2004, RB, 5.75%, 11/01/25 (AGM) . 205 212,082
Series 2022A1, GO, 5.00%, 12/01/25 .... 250 256,717
Series 2015, RB, 5.00%, 11/01/33 ...... 2,310 2,345,976
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/25 ......... 145 147,580
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 135 138,014
Forsyth County School District, Series 2020, GO,
5.00%, 02/01/25 ................. 210 212,117
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/25 .......... 720 731,760
Gwinnett County School District
Series 2010, GO, 5.00%, 02/01/25 ...... 715 722,207
Series 2022B, GO, 5.00%, 08/01/25 ..... 360 367,423
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/25 ...... 295 301,112
Henry County School District
Series 2021, GO, 4.00%, 08/01/25 (SAW) . 160 161,607
Series 2016, GO, 5.00%, 08/01/25 (SAW) . 300 305,947
Henry County Water Authority, Series 2021, RB,
5.00%, 02/01/25 ................. 250 252,458
Metropolitan Atlanta Rapid Transit Authority,
Series 2018A, RB, 4.00%, 07/01/25 ..... 580 585,800
Municipal Electric Authority of Georgia, Series
2019A, RB, 5.00%, 01/01/25 ......... 145 146,029
Private Colleges & Universities Authority
Series 2020B, RB, 5.00%, 09/01/25 ..... 1,220 1,244,746
Series B, RB, 5.00%, 10/01/25 ......... 435 444,504
State of Georgia
Series 2016C, GO, 4.00%, 01/01/25 ..... 890 893,778
Series 2016F, GO, 5.00%, 01/01/25 ..... 135 136,127
Series 2015A, GO, 5.00%, 02/01/25 ..... 850 858,577
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2016A, GO, 5.00%, 02/01/25 ..... USD 745 $ 752,517
Series 2017A-1, GO, 5.00%, 02/01/25 .... 105 106,060
Series 2016C-1, GO, 4.00%, 07/01/25 ... 655 661,385
Series 2022C, GO, 4.00%, 07/01/25 ..... 235 237,291
Series 2016F, GO, 5.00%, 07/01/25 ..... 165 168,089
Series 2018A, GO, 5.00%, 07/01/25 ..... 170 173,183
Series 2021A, GO, 5.00%, 07/01/25 ..... 250 254,681
Series 2016E, GO, 5.00%, 12/01/25 ..... 1,135 1,166,282
15,172,228
Hawaii — 2.1%
City & County Honolulu
Series 2018B, RB, 5.00%, 07/01/25 ..... 730 743,349
Series A, RB, 5.00%, 07/01/25 ......... 200 203,705
Series B, RB, 5.00%, 07/01/25 ......... 255 259,663
Series B, RB, 5.00%, 07/01/30 ......... 1,240 1,263,354
Series A, RB, 5.00%, 07/01/45 ......... 600 611,300
City & County of Honolulu
Series 2019C, GO, 4.00%, 08/01/25 ..... 100 101,038
Series 2019A, GO, 5.00%, 09/01/25 ..... 175 178,821
Series A, GO, 5.00%, 09/01/25 ........ 245 250,350
Series B, GO, 5.00%, 09/01/25 ........ 480 490,481
Series D, GO, 5.00%, 09/01/25 ........ 230 235,022
Series E, GO, 5.00%, 09/01/25 ........ 320 326,987
Series A, GO, 5.00%, 10/01/25 ........ 245 250,762
Series C, GO, 5.00%, 10/01/25 ........ 65 66,529
State of Hawaii
Series 2018FT, GO, 5.00%, 01/01/25 .... 225 226,879
Series 2019FW, GO, 5.00%, 01/01/25 .... 175 176,461
Series FK, GO, 5.00%, 05/01/25 ....... 580 588,807
Series ET, GO, 5.00%, 10/01/25 ........ 135 138,250
Series EY, GO, 5.00%, 10/01/25 ........ 290 296,982
Series EZ, GO, 5.00%, 10/01/25 ....... 495 506,917
Series FE, GO, 5.00%, 10/01/25 ....... 480 491,556
Series FG, GO, 5.00%, 10/01/25 ....... 470 481,315
Series FH, GO, 5.00%, 10/01/25 ....... 315 322,620
Series FN, GO, 5.00%, 10/01/25 ....... 620 634,927
State of Hawaii State Highway Fund
Series A, RB, 4.00%, 01/01/25 ......... 185 185,785
Series B, RB, 5.00%, 01/01/25 ......... 455 458,800
University of Hawaii
Series B, RB, 5.00%, 10/01/25 ......... 115 117,592
Series E, RB, 5.00%, 10/01/25 ......... 95 97,142
9,705,394
Idaho — 0.3%
Idaho Housing & Finance Association, Series
2015A, RB, 5.00%, 07/15/25 ......... 1,500 1,527,289
Illinois — 3.8%
Chicago O'Hare International Airport
Series 2020B, RB, 5.00%, 01/01/25 ..... 100 100,822
Series C, RB, 5.00%, 01/01/25 ......... 225 226,849
Series D, RB, 5.00%, 01/01/25 ......... 970 977,970
Series E, RB, 5.00%, 01/01/25 ......... 1,255 1,265,312
Series F, RB, 5.00%, 01/01/25 ......... 225 226,849
County of Will, Series 2016, GO,
5.00%, 11/15/41 ................. 2,000 2,049,420
Illinois Finance Authority
Series 2016, RB, 4.00%, 01/01/25 ...... 680 682,830
Series 2017, RB, 5.00%, 01/01/25 ...... 370 373,059
Series 2019, RB, 5.00%, 01/01/25 ...... 240 241,984
Series 2016, RB, 4.00%, 07/01/25 ...... 1,180 1,191,288
Series 2019, RB, 5.00%, 07/01/25 ...... 130 132,410
Series 2015, RB, 5.00%, 12/01/25 ...... 585 600,486

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois State Toll Highway Authority
Series 2018A, RB, 5.00%, 01/01/25 ..... USD 225 $ 226,888
Series 2019B, RB, 5.00%, 01/01/25 ..... 710 715,959
Series 2019C, RB, 5.00%, 01/01/25 ..... 280 282,350
Sales Tax Securitization Corp., Series 2020A,
RB, 5.00%, 01/01/25 .............. 500 503,651
State of Illinois
Series 2016, GO, 5.00%, 01/01/25 ...... 155 156,108
Series 2016, GO, 5.00%, 02/01/25 ...... 3,605 3,636,247
Series 2021A, GO, 5.00%, 03/01/25 ..... 520 525,267
Series 2022B, GO, 5.00%, 03/01/25 ..... 860 868,711
Series 2023C, GO, 5.00%, 05/01/25 ..... 1,000 1,013,049
Series 2020, GO, 5.50%, 05/01/25 ...... 210 213,511
Series 2018A, GO, 5.00%, 10/01/25 ..... 100 102,041
Series 2017D, GO, 5.00%, 11/01/25 ..... 2,220 2,268,661
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/25 ................. 200 203,070
18,784,792
Indiana — 1.7%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B, RB, 5.00%, 10/01/25 ..... 320 326,955
Series 2018A, RB, 5.00%, 10/01/25 ..... 160 163,477
Indiana Finance Authority
Series 2015A, RB, 5.00%, 02/01/25 ..... 175 176,809
Series 2015B, RB, 5.00%, 02/01/25 ..... 145 146,499
Series 2017B, RB, 5.00%, 02/01/25 ..... 465 469,808
Series 2017C, RB, 5.00%, 02/01/25 ..... 750 757,755
Series 2018A, RB, 5.00%, 02/01/25 ..... 280 282,895
Series 2019E, RB, 5.00%, 02/01/25 ..... 170 171,758
Series 2021B, RB, 5.00%, 02/01/25 ..... 255 257,637
Series 2016C, RB, 5.00%, 12/01/25 ..... 920 944,747
Series 2015A, RB, 5.00%, 02/01/31 ..... 2,230 2,250,862
Indiana University
Series 2015A, RB, 5.00%, 06/01/25 ..... 295 299,617
Series 2020A, RB, 5.00%, 06/01/25 ..... 500 507,826
Indianapolis Local Public Improvement Bond
Bank, Series 2017C, RB, 5.00%, 01/01/25 . 110 110,918
Purdue University
Series 2016A, RB, 4.00%, 07/01/25 ..... 90 90,957
Series 2016A, COP, 5.00%, 07/01/25 .... 210 214,119
Series 2016CC, RB, 5.00%, 07/01/25 .... 470 479,220
Series EE, RB, 5.00%, 07/01/25 ........ 155 158,041
Series 2007A, RB, 5.25%, 07/01/25 ..... 190 194,154
8,004,054
Iowa — 0.5%
County of Polk, Series 2017C, GO,
5.00%, 06/01/25 ................. 185 188,126
Iowa Finance Authority
Series 2015, RB, 5.00%, 08/01/25 ...... 575 586,411
Series 2017, RB, 5.00%, 08/01/25 ...... 160 163,175
Series 2021A, RB, 5.00%, 08/01/25 ..... 330 336,549
State of Iowa
Series 2016A, RB, 5.00%, 06/01/25 ..... 1,020 1,035,543
Series 2020A, GO, 5.00%, 06/01/25 ..... 260 263,962
2,573,766
Kansas — 1.2%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/25 ................. 205 209,357
Johnson County Public Building Commission
Series 2015B, RB, 5.00%, 09/01/25 ..... 180 183,825
Series 2018A, RB, 5.00%, 09/01/25 ..... 265 270,632
Security
Par (000)
Par (000) Value
Kansas (continued)
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/25 ................. USD 1,525 $ 1,561,146
Johnson County Unified School District No. 512
Shawnee Mission
Series 2016B, GO, 5.00%, 10/01/25 ..... 250 255,636
Series 2015A, GO, 5.00%, 10/01/30 ..... 510 521,995
Series 2015A, GO, 5.00%, 10/01/31 ..... 825 844,404
Sedgwick County Unified School District No. 265
Goddard, Series 2016B, GO, 5.00%, 10/01/25 20 20,446
State of Kansas Department of Transportation
Series 2015B, RB, 5.00%, 09/01/25 ..... 1,205 1,231,025
Series 2017A, RB, 5.00%, 09/01/25 ..... 580 592,527
Series 2018A, RB, 5.00%, 09/01/25 ..... 225 229,860
5,920,853
Kentucky — 0.2%
Kentucky State Property & Building Commission,
Series B, RB, 5.00%, 11/01/25 (SAP) .... 505 517,471
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 295 299,712
817,183
Louisiana — 0.5%
State of Louisiana
Series 2019-A, GO, 5.00%, 03/01/25 .... 300 303,357
Series 2020A, GO, 5.00%, 03/01/25 ..... 110 111,231
Series B, GO, 5.00%, 05/01/25 ........ 40 40,578
Series 2016B, GO, 5.00%, 08/01/25 ..... 370 377,269
Series 2016A, GO, 5.00%, 09/01/25 ..... 310 316,595
Series 2016D, GO, 5.00%, 09/01/25 ..... 120 122,553
Series 2019A, RB, 5.00%, 09/01/25 ..... 605 617,676
Series 2021, RB, 5.00%, 09/01/25 ...... 100 102,095
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/25 ............ 430 436,208
2,427,562
Maine — 1.0%
Maine Governmental Facilities Authority, Series
2018A, RB, 5.00%, 10/01/25 ......... 105 107,345
Maine Municipal Bond Bank
Series 2016A, RB, 5.00%, 09/01/25 ..... 290 295,702
Series 2018B, RB, 5.00%, 11/01/25 ..... 185 189,821
Series 2022A, RB, 5.00%, 11/01/25 ..... 225 230,864
Series A, RB, 5.00%, 11/01/25 ......... 140 143,648
Series C, RB, 5.00%, 11/01/25 ......... 225 230,864
Series D, RB, 5.00%, 11/01/25 ......... 225 230,864
State of Maine
Series 2017B, GO, 5.00%, 06/01/25 ..... 370 376,320
Series 2019B, GO, 5.00%, 06/01/25 ..... 1,925 1,957,879
Series 2020B, GO, 5.00%, 06/01/25 ..... 100 101,708
Series 2022B, GO, 5.00%, 06/01/25 ..... 285 289,868
4,154,883
Maryland — 2.8%
City of Baltimore
Series 2017A, RB, 5.00%, 07/01/25 ..... 230 233,987
Series 2017B, RB, 5.00%, 07/01/25 ..... 100 101,734
Series 2019A, RB, 5.00%, 07/01/25 ..... 255 259,793
County of Anne Arundel
Series 2015, GO, 5.00%, 04/01/25 ...... 320 324,411
Series 2016, GO, 5.00%, 10/01/25 ...... 635 650,272
Series 2018, GO, 5.00%, 10/01/25 ...... 270 276,493
Series 2020, GO, 5.00%, 10/01/25 ...... 405 414,740
Series 2021, GO, 5.00%, 10/01/25 ...... 210 215,050

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
County of Baltimore
Series 2019, GO, 5.00%, 03/01/25 ...... USD 225 $ 227,711
Series 2015, GO, 5.00%, 08/01/25 ...... 425 433,932
County of Charles, Series 2017, GO,
5.00%, 10/01/25 ................. 85 86,995
County of Frederick
Series 2019A, GO, 5.00%, 08/01/25 ..... 300 306,176
County of Howard
Series 2016A, GO, 5.00%, 02/15/25 ..... 365 369,063
Series 2019B, GO, 5.00%, 08/15/25 ..... 125 127,690
Series 2020A, GO, 5.00%, 08/15/25 ..... 240 245,164
County of Montgomery
Series 2020B, COP, 5.00%, 04/01/25 .... 100 101,246
Series 2022A, GO, 5.00%, 08/01/25 ..... 100 102,092
Series 2017C, GO, 5.00%, 10/01/25 ..... 205 210,002
Series 2017D, GO, 4.00%, 11/01/25 ..... 620 628,662
Series 2017A, GO, 5.00%, 11/01/25 ..... 75 76,962
Series 2019A, GO, 5.00%, 11/01/25 ..... 1,100 1,128,773
County of Prince George's
Series 2021A, GO, 5.00%, 07/01/25 ..... 280 285,288
Series 2017B, GO, 5.00%, 07/15/25 ..... 100 101,979
State of Maryland
Series 2017, GO, 5.00%, 03/15/25 ...... 445 450,811
Series 2018A, GO, 5.00%, 03/15/25 ..... 205 207,677
Series 2015B, GO, 4.00%, 08/01/25 ..... 335 338,702
Series 2017A, GO, 5.00%, 08/01/25 ..... 480 490,003
Series 2017B, GO, 5.00%, 08/01/25 ..... 2,000 2,041,678
State of Maryland Department of Transportation
Series 2018, RB, 5.00%, 05/01/25 ...... 100 101,526
Series 2016, RB, 4.00%, 09/01/25 ...... 430 435,105
Series 2018, RB, 5.00%, 10/01/25 ...... 500 512,096
Series 2021A, RB, 5.00%, 10/01/25 ..... 100 102,419
Series 2018, RB, 5.00%, 12/01/25 ...... 130 133,411
Washington Suburban Sanitary Commission
Series 2016, RB, 4.00%, 06/01/25 (GTD) .. 75 75,655
Series 2017, RB, 4.00%, 06/01/25 (GTD) .. 485 489,234
Series 2016, RB, 5.00%, 06/01/25 (GTD) .. 120 122,027
Series 2017-2, RB, 5.00%, 06/01/25 (GTD) 230 233,886
Series 2017, RB, 5.00%, 06/15/25 (GTD) .. 490 498,693
Series 2020, RB, 5.00%, 12/01/25 (GTD) .. 250 256,883
13,398,021
Massachusetts — 3.7%
City of Boston, Series 2022A, GO,
5.00%, 11/01/25 ................. 200 205,456
Commonwealth of Massachusetts
Series 2019A, GO, 5.00%, 01/01/25 ..... 245 247,087
Series 2016A, GO, 5.00%, 03/01/25 ..... 100 101,200
Series B, GO, 5.00%, 04/01/25 ........ 160 162,197
Series 2023A, GO, 5.00%, 05/01/25 ..... 1,000 1,015,484
Series 2019F, GO, 5.00%, 05/01/25 ..... 380 385,884
Series 2019A, GO, 5.00%, 07/01/25 ..... 150 152,863
Series 2016A, GO, 5.00%, 07/01/25 ..... 265 270,058
Series 2016B, GO, 5.00%, 07/01/25 ..... 330 336,299
Series A, GO, 5.00%, 07/01/25 ........ 100 101,909
Series 2018E, GO, 5.00%, 09/01/25 ..... 150 153,417
Series 2018C, GO, 5.00%, 09/01/25 ..... 330 337,518
Series 2006B, GO, 5.25%, 09/01/25 (AGM) 995 1,020,948
Series 2016C, GO, 5.00%, 10/01/25 ..... 815 835,000
Series C, GO, 5.00%, 10/01/25 ........ 560 573,742
Series 2020E, GO, 5.00%, 11/01/25 ..... 230 236,051
Series 2021B, GO, 5.00%, 11/01/25 ..... 295 302,761
Series E, GO, 5.00%, 11/01/25 (AMBAC) .. 180 184,736
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 495 503,331
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. USD 350 $ 356,873
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A, RB, 5.00%, 07/01/25 ..... 745 759,629
Series 2024A, RB, 5.00%, 07/01/25 ..... 1,000 1,019,636
Series B, RB, 5.00%, 07/01/25 ......... 180 183,535
Massachusetts Clean Water Trust (The)
Series 2014, RB, 5.00%, 08/01/25 ...... 1,565 1,597,769
Series 22, RB, 5.00%, 08/01/25 ........ 95 97,074
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/25 ..... 250 256,335
Massachusetts School Building Authority
Series 2015B, RB, 5.00%, 01/15/25 ..... 130 131,191
Series 2019A, RB, 5.00%, 02/15/25 ..... 270 272,864
Series 2015C, RB, 5.00%, 08/15/25 ..... 270 275,788
Series 2016A, RB, 5.00%, 11/15/41 ..... 250 256,497
Series 2016A, RB, 5.00%, 11/15/45 ..... 2,475 2,539,324
Massachusetts Transportation Trust Fund
Metropolitan Highway System, Series 2018A,
RB, 5.00%, 01/01/25 .............. 530 534,581
Massachusetts Water Resources Authority
Series 2016C, RB, 5.00%, 08/01/25 ..... 150 153,093
Series 2018C, RB, 5.00%, 08/01/25 ..... 300 306,192
Series C, RB, 5.00%, 08/01/25 ......... 10 10,212
Series B, RB, 5.25%, 08/01/25 (AGM) .... 1,015 1,038,838
Town of Watertown, GO, 5.00%, 02/01/25 ... 225 227,492
University of Massachusetts Building Authority
Series 2015-1, RB, 5.00%, 11/01/25 ..... 105 107,825
Series 2017-3, RB, 5.00%, 11/01/25 ..... 105 107,825
17,358,514
Michigan — 1.4%
Lansing School District, Series 2022I, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 20 20,291
Michigan Finance Authority
Series 2016B, RB, 5.00%, 10/01/25 ..... 870 889,937
Series 2021B, RB, 5.00%, 10/01/25 ..... 385 394,046
Series 2017A-MI, RB, 5.00%, 12/01/25 ... 185 189,457
Michigan State Building Authority
Series 2015I, RB, 5.00%, 04/15/25 ...... 580 587,867
Series 2016I, RB, 5.00%, 04/15/25 ...... 270 273,662
Series 2019I, RB, 5.00%, 04/15/25 ...... 510 516,918
Michigan State University
Series 2019C, RB, 5.00%, 02/15/25 ..... 35 35,378
Series 2023A, RB, 5.00%, 02/15/25 ..... 305 308,297
State of Michigan
Series 2016, RB, 5.00%, 03/15/25 ...... 1,810 1,830,717
Series 2017A, GO, 5.00%, 05/01/25 ..... 265 269,024
Series 2016B, GO, 4.00%, 11/01/25 ..... 210 212,862
State of Michigan Trunk Line, Series 2021A, RB,
5.00%, 11/15/25 ................. 140 143,567
University of Michigan
Series 2017A, RB, 5.00%, 04/01/25 ..... 330 334,505
Series 2019A, RB, 5.00%, 04/01/25 ..... 530 537,235
Wayne County Airport Authority, Series A, RB,
5.00%, 12/01/25 ................. 25 25,622
6,569,385
Minnesota — 1.8%
City of Minneapolis, Series 2019, GO,
4.00%, 12/01/25 ................. 200 202,910
County of Hennepin
Series 2018A, GO, 5.00%, 12/01/25 ..... 370 379,893

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2020B, GO, 5.00%, 12/01/25 ..... USD 1,000 $ 1,026,737
Metropolitan Council
Series 2015A, GO, 5.00%, 03/01/25 ..... 215 217,578
Series 2017C, GO, 5.00%, 03/01/25 ..... 130 131,559
Series 2020B, GO, 5.00%, 03/01/25 ..... 630 637,555
Series 2021B, GO, 5.00%, 12/01/25 ..... 1,050 1,079,465
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2016C, RB, 5.00%, 01/01/25 ..... 210 211,734
Series A, RB, 5.00%, 01/01/25 ......... 740 746,111
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/25 ................. 575 581,869
Southern Minnesota Municipal Power Agency,
Series 1994A, RB, 0.00%, 01/01/25
(NPFGC)
(a)
.................... 55 54,121
State of Minnesota
Series 2015D, GO, 5.00%, 08/01/25 ..... 1,300 1,326,832
Series 2016B, GO, 5.00%, 08/01/25 ..... 315 321,502
Series 2018A, GO, 5.00%, 08/01/25 ..... 245 250,057
Series 2019A, GO, 5.00%, 08/01/25 ..... 305 311,295
Series 2017A, GO, 5.00%, 10/01/25 ..... 165 168,972
Series 2017B, GO, 5.00%, 10/01/25 ..... 135 138,250
Series 2017E, GO, 5.00%, 10/01/25 ..... 145 148,491
University of Minnesota
Series 2019B, RB, 5.00%, 10/01/25 ..... 275 281,486
Series 2017B, RB, 5.00%, 12/01/25 ..... 1,115 1,145,107
9,361,524
Mississippi — 0.2%
State of Mississippi
Series 2016B, GO, 5.00%, 12/01/25 ..... 450 462,402
Series 2015F, GO, 5.00%, 11/01/32 ..... 300 307,938
770,340
Missouri — 0.2%
Metropolitan St Louis Sewer District, Series
2015B, RB, 5.00%, 05/01/25 ......... 110 111,595
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/25 ..... 190 193,098
Missouri State Board of Public Buildings
Series 2017A, RB, 5.00%, 04/01/25 ..... 420 425,628
Series 2020B, RB, 5.00%, 10/01/25 ..... 460 471,021
1,201,342
Nebraska — 0.9%
City of Omaha, Series 2021, GO,
5.00%, 04/15/25 ................. 825 836,294
Douglas County School District No. 17, Series A,
GO, 4.00%, 06/15/35 .............. 630 635,238
Nebraska Public Power District
Series 2016A, RB, 5.00%, 01/01/25 ..... 505 509,070
Series 2021A, RB, 5.00%, 01/01/25 ..... 300 302,418
Series C, RB, 5.00%, 01/01/25 ......... 370 372,982
Omaha Public Power District
Series 2016A, RB, 5.00%, 02/01/25 ..... 365 368,661
Series 2018A, RB, 5.00%, 02/01/25 ..... 595 600,968
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/25 ................. 230 232,032
3,857,663
Security
Par (000)
Par (000) Value
Nevada — 1.1%
Clark County School District, Series 2016A, GO,
5.00%, 06/15/25 ................. USD 260 $ 264,487
County of Clark
Series 2018A, GO, 5.00%, 06/01/25 ..... 255 259,212
Series 2019B, GO, 5.00%, 06/01/25 ..... 50 50,826
Series 2016B, RB, 5.00%, 07/01/25 ..... 145 147,440
Series 2016A, GO, 5.00%, 11/01/25 ..... 485 497,230
Series 2016B, GO, 5.00%, 11/01/25 ..... 565 579,247
Series 2019, GO, 5.00%, 11/01/25 ...... 320 328,069
Series 2020B, GO, 5.00%, 11/01/25 ..... 35 35,883
Series 2018B, GO, 5.00%, 12/01/25 ..... 280 287,539
County of Clark Department of Aviation, Series
2019A, RB, 5.00%, 07/01/25 ......... 300 305,420
Las Vegas Valley Water District
Series 2020C, GO, 5.00%, 06/01/25 ..... 175 177,992
Series 2021A, GO, 5.00%, 06/01/25 ..... 185 188,163
State of Nevada
Series 2015D, GO, 5.00%, 04/01/25 ..... 125 126,700
Series 2017A, GO, 5.00%, 05/01/25 ..... 260 263,987
Series 2019A, GO, 5.00%, 05/01/25 ..... 440 446,747
Series 2020A, GO, 5.00%, 05/01/25 ..... 140 142,147
State of Nevada Highway Improvement, Series
2016, RB, 5.00%, 12/01/25 .......... 955 981,321
Washoe County School District
Series 2015A, GO, 5.00%, 06/01/25 ..... 140 142,266
Series 2017C, GO, 5.00%, 10/01/25 ..... 60 61,383
5,286,059
New Hampshire — 0.4%
City of Manchester, Series 2020A, GO,
4.00%, 06/15/25 ................. 385 388,507
City of Nashua, Series 2021, GO,
5.00%, 09/01/25 ................. 140 143,096
New Hampshire Municipal Bond Bank
Series 2015A, RB, 5.00%, 08/15/25 (ST
INTERCEPT) .................. 230 234,883
Series 2016B, RB, 5.00%, 08/15/25 (ST
INTERCEPT) .................. 100 102,123
Series 2016D, RB, 5.00%, 08/15/25 ..... 100 102,123
Series 2018B, RB, 5.00%, 08/15/25 ..... 170 173,609
Series 2020B, RB, 5.00%, 08/15/25 ..... 275 280,839
Series 2022C, RB, 5.00%, 08/15/25 (ST
INTERCEPT) .................. 105 107,229
New Hampshire State Turnpike System, Series
2019, RB, 4.00%, 11/01/25 .......... 165 167,066
State of New Hampshire
Series 2017B, GO, 5.00%, 12/01/25 ..... 175 179,846
Series 2020D, GO, 5.00%, 12/01/25 ..... 540 554,954
2,434,275
New Jersey — 2.1%
County of Essex, Series 2017, GO,
5.00%, 08/01/25 ................. 170 173,505
County of Monmouth, Series 2019, GO,
5.00%, 07/15/25 ................. 195 198,840
Monmouth County Improvement Authority (The)
Series 2017, RB, 5.00%, 02/15/25 (GTD) .. 100 101,086
Series 2016B, RB, 4.00%, 08/01/25 (GTD) 50 50,542
Series 2019B, RB, 5.00%, 12/01/25 (GTD) 270 277,434
New Jersey Economic Development Authority
Series 2023RRR, RB, 5.00%, 03/01/25 ... 835 843,857
Series AAA, RB, 4.13%, 06/15/25 ....... 170 171,460
Series 2017DDD, RB, 5.00%, 06/15/25 ... 155 157,488
Series 2015A, RB, 5.00%, 06/15/25 ..... 390 396,260
Series B, RB, 4.00%, 11/01/25 ......... 920 930,260

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022A, RB, 5.00%, 11/01/25 ..... USD 170 $ 174,008
Series WW, RB, 5.25%, 06/15/31 ....... 1,000 1,020,290
New Jersey Educational Facilities Authority
Series 2016B, RB, 5.00%, 07/01/25 ..... 445 453,526
Series 2017B, RB, 5.00%, 07/01/25 ..... 165 168,161
New Jersey Infrastructure Bank, Series 2015A-1,
RB, 5.00%, 09/01/25 (GTD) .......... 110 112,459
New Jersey Transportation Trust Fund Authority
Series 2015AA, RB, 5.00%, 06/15/25 .... 25 25,401
Series 2016A-1, RB, 5.00%, 06/15/25 .... 195 198,057
Series 2021A, RB, 5.00%, 06/15/25 ..... 200 203,240
Series 2004A, RB, 5.75%, 06/15/25 (NPFGC) 220 224,939
New Jersey Turnpike Authority
Series 2017B, RB, 5.00%, 01/01/25 ..... 140 141,169
Series 2017E, RB, 5.00%, 01/01/25 ..... 775 781,472
Series 2004C-2, RB, 5.50%, 01/01/25
(AMBAC) ..................... 850 858,843
State of New Jersey
GO, 5.00%, 06/01/25 ............... 240 244,000
Series 2020A, GO, 5.00%, 06/01/25 ..... 2,500 2,541,663
Series 2014, GO, 5.00%, 06/01/31 ...... 110 111,835
GO, 5.00%, 06/01/32 ............... 500 508,341
11,068,136
New Mexico — 1.0%
New Mexico Finance Authority
Series 2019D, RB, 5.00%, 06/01/25 ..... 220 223,703
Series 2015A, RB, 5.00%, 06/15/25 ..... 330 335,832
Series 2018A, RB, 5.00%, 06/15/25 ..... 500 508,836
Series 2021A, RB, 5.00%, 06/15/25 ..... 295 300,213
Santa Fe Public School District, Series 2015,
GO, 5.00%, 08/01/25 (SAW) ......... 100 101,848
State of New Mexico
Series A, GO, 5.00%, 03/01/25 ........ 925 935,835
Series B, GO, 5.00%, 03/01/25 ........ 540 546,326
State of New Mexico Severance Tax Permanent
Fund
Series 2015A, RB, 5.00%, 07/01/25 ..... 220 224,099
Series 2015B, RB, 5.00%, 07/01/25 ..... 55 56,025
Series 2016D, RB, 5.00%, 07/01/25 ..... 135 137,515
Series 2022A, RB, 5.00%, 07/01/25 ..... 700 713,043
Series A, RB, 5.00%, 07/01/25 ......... 290 295,403
4,378,678
New York — 7.2%
City of New York
Series 2015FF-1, GO, 5.00%, 06/01/25 ... 125 127,081
Series E, GO, 4.00%, 08/01/25 ........ 100 100,994
Series 2008J-9, GO, 5.00%, 08/01/25 .... 175 178,452
Series 2017A, GO, 5.00%, 08/01/25 ..... 210 214,142
Series 2018-1, GO, 5.00%, 08/01/25 ..... 845 861,667
Series 2018C, GO, 5.00%, 08/01/25 ..... 195 198,846
Series 2018D, GO, 5.00%, 08/01/25 ..... 155 158,057
Series 2020C-1, GO, 5.00%, 08/01/25 ... 675 688,314
Series 2021A-1, GO, 5.00%, 08/01/25 .... 235 239,635
Series 2021C, GO, 5.00%, 08/01/25 ..... 1,645 1,677,447
Series 2022C, GO, 5.00%, 08/01/25 ..... 170 173,353
Series A, GO, 5.00%, 08/01/25 ........ 320 326,312
Series C, GO, 5.00%, 08/01/25 ........ 3,210 3,273,315
Series 2023A-1, GO, 5.00%, 09/01/25 .... 130 132,777
County of Monroe, Series 2015, GO,
5.00%, 06/01/25 (AGM) ............ 50 50,949
County of Westchester, Series 2020A, GO,
5.00%, 10/15/25 ................. 70 71,816
Security
Par (000)
Par (000) Value
New York (continued)
Erie County Industrial Development Agency
(The), Series 2022A, RB, 5.00%, 05/01/25
(SAW) ....................... USD 350 $ 355,597
Hudson Yards Infrastructure Corp., Series
2017A, RB, 4.00%, 02/15/25 ......... 100 100,551
Long Island Power Authority
Series 2000A, RB, 0.00%, 06/01/25 (AGM)
(a)
200 193,960
Series 2021A, RB, 5.00%, 09/01/25 ..... 140 143,171
Metropolitan Transportation Authority
Series 2015F, RB, 5.00%, 11/15/25 ...... 230 235,369
Series 2016B, RB, 5.00%, 11/15/25 ..... 100 102,334
Series 2017A, RB, 5.00%, 11/15/25 ..... 140 143,787
Series 2017B, RB, 5.00%, 11/15/25 ..... 450 460,504
Series 2017C-1, RB, 5.00%, 11/15/25 .... 470 480,971
Series 2018B, RB, 5.00%, 11/15/25 ..... 100 102,334
Series 2024A, 5.00%, 11/15/25 ........ 300 308,115
Series A-1, RB, 5.00%, 11/15/25 ....... 185 189,318
Series A-2, RB, 5.00%, 11/15/25 ....... 285 291,652
Series B-1, RB, 5.00%, 11/15/25 ....... 70 71,893
Series B-2, RB, 5.00%, 11/15/25 ....... 265 272,168
New York City Municipal Water Finance Authority
Series 2015FF, RB, 4.00%, 06/15/25 .... 50 50,508
Series 2020CC-2, RB, 4.00%, 06/15/25 ... 125 126,271
Series 2020FF, RB, 4.00%, 06/15/25 .... 495 500,032
Series 2015FF, RB, 5.00%, 06/15/25 .... 145 147,714
Series 2020AA, RB, 5.00%, 06/15/25 .... 325 331,082
Series 2020FF, RB, 5.00%, 06/15/25 .... 325 331,082
New York City Transitional Finance Authority
Series 2019A-1, RB, 5.00%, 08/01/25 .... 50 50,969
New York City Transitional Finance Authority
Building Aid
Series S-2, RB, 4.00%, 07/15/25 (SAW) .. 210 212,294
Series 2018S-4A, RB, 5.00%, 07/15/25
(SAW) ....................... 205 209,158
Series 2019S-2A, RB, 5.00%, 07/15/25
(SAW) ....................... 250 254,687
Series 2023, Sub-Series S-1A, RB,
5.00%, 07/15/25 (SAW) ........... 115 117,332
New York City Transitional Finance Authority
Future Tax Secured
Series 2017A-1, RB, 4.00%, 05/01/25 .... 100 100,790
Series 2020C, Sub-Series C-1, RB,
5.00%, 05/01/25 ................ 210 213,204
Series 2018B-1, RB, 5.00%, 08/01/25 .... 275 280,573
Series B-1, RB, 5.00%, 08/01/25 ....... 605 617,547
Series 2018-1, RB, 5.00%, 11/01/25 ..... 345 353,948
Series 2020B-1, RB, 5.00%, 11/01/25 .... 165 169,279
Series 2022A-1, RB, 5.00%, 11/01/25 .... 225 230,836
Series 2022D, Sub-Series D1, RB,
5.00%, 11/01/25 ................ 135 138,501
Series 2023B-1, RB, 5.00%, 11/01/25 .... 60 61,556
Series 2023E-1, RB, 5.00%, 11/01/25 .... 580 595,043
Series C, RB, 5.00%, 11/01/25 ......... 1,400 1,436,311
New York State Dormitory Authority
Series 2019E, RB, 4.00%, 02/15/25 ..... 130 130,834
Series 2016D, RB, 5.00%, 02/15/25 ..... 595 601,977
Series 2014E, RB, 5.00%, 02/15/25 ..... 60 60,704
Series 2019D, RB, 5.00%, 02/15/25 ..... 280 283,073
Series 2015B, RB, 5.00%, 02/15/25 ..... 390 394,573
Series 2016A, RB, 5.00%, 02/15/25 ..... 175 177,052
Series 2017A, RB, 5.00%, 02/15/25 ..... 395 399,223
Series 2018E, RB, 5.00%, 03/15/25 ..... 440 445,962
Series 2018C, RB, 5.00%, 03/15/25 ..... 325 329,404
Series 2018A, RB, 5.00%, 03/15/25 ..... 280 283,794
Series 2017A, RB, 5.00%, 03/15/25 ..... 305 309,133

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A, RB, 5.00%, 03/15/25 ..... USD 455 $ 461,165
Series 2015E, RB, 5.00%, 03/15/25 ..... 180 182,439
Series 2015A, RB, 5.00%, 03/15/25 ..... 695 704,347
Series 2021E, RB, 5.00%, 03/15/25 ..... 95 96,205
Series 2005B, RB, 5.50%, 03/15/25 (AMBAC) 220 223,409
Series 2016A, RB, 4.00%, 07/01/25 ..... 15 15,157
Series 2017A, RB, 5.00%, 07/01/25 ..... 200 203,581
Series 2018A, RB, 5.00%, 07/01/25 ..... 85 86,590
Series 2019A, RB, 5.00%, 07/01/25 ..... 305 310,933
Series 2015A, RB, 5.00%, 07/01/25 ..... 160 162,865
Series 2020A, RB, 5.00%, 09/15/25 ..... 2,500 2,557,332
Series 2015A, RB, 5.00%, 10/01/25 ..... 255 261,340
Series 2015B, RB, 5.00%, 07/01/37 ..... 50 50,896
New York State Environmental Facilities Corp.
Series 2015D, RB, 5.00%, 03/15/25 ..... 215 217,847
Series 2015A, RB, 4.00%, 06/15/25 ..... 115 116,169
Series 2017A, RB, 5.00%, 06/15/25 ..... 205 208,837
Series 2018A, RB, 5.00%, 06/15/25 ..... 150 152,807
Series 2019B, RB, 5.00%, 06/15/25 ..... 395 402,392
Series 2020B, RB, 5.00%, 10/15/25 ..... 70 71,834
New York State Thruway Authority
Series K, RB, 5.00%, 01/01/25 ......... 220 221,801
Series L, RB, 5.00%, 01/01/25 ......... 260 262,128
Series P, RB, 5.00%, 01/01/25 ......... 500 504,092
Series 2021A-1, RB, 5.00%, 03/15/25 .... 235 237,820
New York State Urban Development Corp.
Series 2015A, RB, 5.00%, 03/15/25 ..... 1,280 1,296,946
Series 2016A, RB, 5.00%, 03/15/25 ..... 1,190 1,205,750
Series 2017A, RB, 5.00%, 03/15/25 ..... 1,065 1,079,099
Series 2017C, RB, 5.00%, 03/15/25 ..... 105 106,390
Series 2020A, RB, 5.00%, 03/15/25 ..... 395 400,229
Series 2020C, RB, 5.00%, 03/15/25 ..... 195 197,582
Series 2021A, RB, 5.00%, 03/15/25 ..... 55 55,728
Port Authority of New York & New Jersey
Series 189, RB, 5.00%, 05/01/25 ....... 195 198,001
RB, 5.00%, 11/15/25 ............... 490 503,222
Series 230, RB, 4.00%, 12/01/25 ....... 145 147,095
State of New York
Series 2018A, GO, 5.00%, 02/15/25 ..... 75 75,892
Series 2015A, GO, 5.00%, 03/15/25 ..... 55 55,756
Series 2023A, GO, 5.00%, 03/15/25 ..... 300 304,122
Triborough Bridge & Tunnel Authority
Series 2016A, RB, 5.00%, 11/15/25 ..... 310 318,573
Series 2017C-1, RB, 5.00%, 11/15/25 .... 690 709,081
Series 2018B, RB, 5.00%, 11/15/25 ..... 215 220,946
Series 2023A, RB, 5.00%, 11/15/25 ..... 500 513,827
Series B, RB, 5.00%, 11/15/25 ......... 320 328,849
37,298,401
North Carolina — 2.4%
City of Charlotte
Series 2015B, COP, 5.00%, 06/01/25 .... 50 50,845
Series 2015, RB, 5.00%, 07/01/25 ...... 230 234,449
Series 2016A, GO, 5.00%, 07/01/25 ..... 85 86,644
Series 2018, RB, 5.00%, 07/01/25 ...... 420 428,124
Series 2021A, RB, 5.00%, 07/01/25 ..... 215 218,786
COP, 5.00%, 12/01/25 .............. 50 51,377
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/25 ................. 245 250,576
City of Winston-Salem
Series 2020A, RB, 5.00%, 06/01/25 ..... 75 76,261
Series A, RB, 5.00%, 06/01/25 ......... 200 203,363
County of Buncombe, Series 2015, RB,
5.00%, 06/01/25 ................. 235 238,873
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Durham, Series 2015, GO,
5.00%, 10/01/25 ................. USD 275 $ 281,678
County of Forsyth
Series 2019B, GO, 5.00%, 03/01/25 ..... 270 273,191
Series 2013, GO, 5.00%, 07/01/25 ...... 95 96,777
Series 2015, GO, 5.00%, 12/01/25 ...... 200 205,533
County of Guilford, Series 2017, GO,
5.00%, 03/01/25 ................. 350 354,319
County of Iredell, Series 2016, RB,
5.00%, 12/01/25 ................. 25 25,675
County of Johnston, Series 2015, GO,
4.00%, 02/01/25 ................. 240 241,237
County of Mecklenburg
Series 2019, GO, 5.00%, 03/01/25 ...... 165 167,007
Series 2011-C, GO, 5.25%, 12/01/25 .... 25 25,793
County of New Hanover, Series 2016, GO,
5.00%, 08/01/25 ................. 120 122,379
County of Wake
Series 2022B, GO, 5.00%, 02/01/25 ..... 195 197,024
Series 2010C, GO, 5.00%, 03/01/25 ..... 380 384,601
Series 2016A, GO, 5.00%, 03/01/25 ..... 655 662,931
Series 2018A, GO, 5.00%, 03/01/25 ..... 445 450,388
Series 2018A, RB, 5.00%, 08/01/25 ..... 235 239,869
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/25 ........ 615 619,573
North Carolina Turnpike Authority, Series 2018,
RB, 5.00%, 01/01/25 .............. 1,600 1,610,352
State of North Carolina
Series 2019, RB, 5.00%, 03/01/25 ...... 325 328,883
Series 2017B, RB, 5.00%, 05/01/25 ..... 315 319,783
Series 2019A, RB, 5.00%, 05/01/25 ..... 150 152,278
Series 2020B, RB, 5.00%, 05/01/25 ..... 430 436,529
Series 2022A, RB, 5.00%, 05/01/25 ..... 395 400,998
Series 2013B, GO, 5.00%, 06/01/25 ..... 590 600,273
Series 2015A, GO, 5.00%, 06/01/25 ..... 145 147,525
Series 2016A, GO, 5.00%, 06/01/25 ..... 1,535 1,561,728
Series 2016B, GO, 5.00%, 06/01/25 ..... 195 198,395
11,944,017
Ohio — 3.0%
American Municipal Power, Inc.
Series 2019B, RB, 5.00%, 02/15/25 ..... 715 722,691
Series 2020A, RB, 5.00%, 02/15/25 ..... 450 454,840
City of Cincinnati
Series 2016A, GO, 4.00%, 12/01/25 ..... 150 152,084
Series B, RB, 5.00%, 12/01/25 ......... 100 102,753
Series B, RB, 4.00%, 12/01/30 ......... 2,000 2,027,901
City of Cleveland, Series 2015, GO,
5.00%, 12/01/25 ................. 140 143,892
City of Columbus
Series 2017A, GO, 4.00%, 04/01/25 ..... 275 276,899
Series 2018A, GO, 5.00%, 04/01/25 ..... 230 233,094
Series 2021A, GO, 5.00%, 04/01/25 ..... 310 314,170
Series 2015B, GO, 4.00%, 07/01/25 ..... 35 35,340
Series 2015A, GO, 5.00%, 07/01/25 ..... 205 208,834
Series 2016-2, GO, 5.00%, 07/01/25 ..... 175 178,273
Series 2016A, GO, 4.00%, 08/15/25 ..... 45 45,506
County of Franklin, Series 2018, RB,
5.00%, 06/01/25 ................. 170 172,802
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/25 ................. 135 138,502
Ohio State University (The)
Series 2017, RB, 5.00%, 12/01/25 ...... 280 287,598
Series 2020A, RB, 5.00%, 12/01/25 ..... 290 297,869

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/25 ..... USD 1,055 $ 1,066,134
Ohio Water Development Authority
Series 2019, RB, 5.00%, 06/01/25 ...... 200 203,433
Series 2019A, RB, 5.00%, 06/01/25 ..... 435 442,466
Series 2019A, RB, 5.00%, 12/01/25 ..... 560 575,657
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B, RB, 5.00%, 06/01/25 ..... 430 437,380
Series 2015A, RB, 5.00%, 12/01/25 ..... 675 693,872
Series 2015B, RB, 5.00%, 12/01/25 ..... 270 277,549
Series 2020B, RB, 5.00%, 12/01/25 ..... 250 256,990
State of Ohio
Series 2015A, RB, 5.00%, 02/01/25 ..... 50 50,507
Series 2017A, RB, 5.00%, 04/01/25 ..... 250 253,383
Series 2018A, RB, 5.00%, 04/01/25 ..... 45 45,609
Series W, GO, 4.00%, 05/01/25 ........ 150 151,185
Series S, GO, 5.00%, 05/01/25 ........ 185 187,823
Series V, GO, 5.00%, 05/01/25 ........ 315 319,807
Series 2019A, GO, 5.00%, 06/15/25 ..... 285 290,086
Series 2016A, GO, 5.00%, 08/01/25 ..... 165 168,419
Series 2018A, GO, 5.00%, 09/01/25 ..... 165 168,706
Series 2017B, GO, 5.00%, 09/01/25 ..... 225 230,053
Series 2016A, GO, 5.00%, 09/01/25 ..... 165 168,706
Series 2015A, GO, 5.00%, 09/01/25 ..... 405 414,096
Series 2017B, GO, 5.00%, 09/15/25 ..... 615 629,241
Series 2013A, GO, 5.00%, 09/15/25 ..... 290 296,748
Series 2017V, GO, 5.00%, 10/01/25 ..... 445 455,765
Series T, GO, 5.00%, 11/01/25 ......... 180 184,669
Series 2016C, RB, 5.00%, 12/01/25 ..... 145 149,016
Series 2017A, GO, 5.00%, 05/01/26 ..... 1,000 1,015,424
Series 2017A, GO, 5.00%, 05/01/37 ..... 435 441,710
15,367,482
Oklahoma — 0.5%
City of Oklahoma City
Series 2015, GO, 5.00%, 03/01/25 ...... 75 75,882
Series 2016, GO, 5.00%, 03/01/25 ...... 20 20,235
Grand River Dam Authority
Series 2016A, RB, 4.00%, 06/01/25 ..... 165 166,359
Series 2016A, RB, 5.00%, 06/01/25 ..... 680 691,151
Oklahoma Capitol Improvement Authority, Series
2017A, RB, 4.00%, 07/01/25 ......... 110 110,824
Oklahoma City Water Utilities Trust, Series 2016,
RB, 5.00%, 07/01/25 .............. 385 392,251
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/25 ................. 290 292,422
Oklahoma Water Resources Board
Series 2016, RB, 5.00%, 04/01/25 (OK
CERF) ....................... 225 228,060
Series 2020, RB, 5.00%, 04/01/25 ...... 140 141,904
2,119,088
Oregon — 2.3%
City of Eugene, Series 2016A, RB,
5.00%, 08/01/25 ................. 15 15,299
City of Portland
Series 2019A, RB, 5.00%, 03/01/25 ..... 110 111,309
Series 2015A, RB, 5.00%, 06/01/25 ..... 270 274,594
Series 2016A, RB, 5.00%, 06/15/25 ..... 380 386,788
Series 2018B, GO, 5.00%, 06/15/25 ..... 95 96,705
Clackamas & Washington Counties School
District No. 3
Series 2015, GO, 5.00%, 06/15/29 (GTD) . 300 305,186
Series 2015, GO, 5.00%, 06/15/32 (GTD) . 3,000 3,051,856
Security
Par (000)
Par (000) Value
Oregon (continued)
Multnomah County School District No. 1 Portland
Series 2015B, GO, 5.00%, 06/15/25 (GTD) USD 205 $ 208,733
Series 2017B, GO, 5.00%, 06/15/25 (GTD) 290 295,281
Series 2020, GO, 5.00%, 06/15/25 (GTD) . 1,025 1,043,667
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(a)
...................... 650 389,869
Portland Community College District, Series
2016, GO, 5.00%, 06/15/25 .......... 360 366,275
Salem-Keizer School District No. 24J, Series
2020B, GO, 5.00%, 06/15/25 (GTD) ..... 275 279,769
State of Oregon
Series 2017A, GO, 5.00%, 05/01/25 ..... 300 304,623
Series 2021A, GO, 5.00%, 05/01/25 ..... 785 797,096
Series C, GO, 5.00%, 06/01/25 ........ 165 167,832
Series 2019G, GO, 5.00%, 08/01/25 ..... 200 204,128
Series 2023G, GO, 5.00%, 08/01/25 ..... 640 653,210
Series L, GO, 5.00%, 08/01/25 ........ 225 229,644
Series 2015O, GO, 5.00%, 08/01/35 ..... 550 561,309
State of Oregon Department of Transportation
Series 2017C, RB, 5.00%, 11/15/25 ..... 115 118,003
Series A, RB, 5.00%, 11/15/25 ......... 720 738,803
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 09/01/25 200 204,453
10,804,432
Pennsylvania — 3.0%
City of Philadelphia
Series 2022C, RB, 5.00%, 06/01/25 ..... 420 426,852
Series 2015A, GO, 5.00%, 08/01/25 ..... 255 259,878
Series 2017A, GO, 5.00%, 08/01/25 ..... 150 152,869
Series 2019A, GO, 5.00%, 08/01/25 ..... 135 137,582
Series 2016, RB, 5.00%, 10/01/25 ...... 1,160 1,186,956
Series 2017B, RB, 5.00%, 11/01/25 ..... 195 199,858
Series 2020A, RB, 5.00%, 11/01/25 ..... 430 440,713
Commonwealth of Pennsylvania
Series 2017, GO, 5.00%, 01/01/25 ...... 1,575 1,588,219
Series 2016-2, GO, 5.00%, 01/15/25 ..... 170 171,565
Series 2016, GO, 5.00%, 02/01/25 (AGM) . 370 373,899
Series 2021, GO, 5.00%, 05/15/25 ...... 250 254,017
Series 2019, GO, 5.00%, 07/15/25 ...... 175 178,450
Series 2015, GO, 5.00%, 08/15/25 ...... 645 658,894
Series 2016, GO, 5.00%, 09/15/25 (AGM-CR) 2,590 2,650,281
Series 2022, GO, 5.00%, 10/01/25 ...... 1,130 1,157,336
County of Bucks, Series 2017, GO,
5.00%, 06/01/25 ................. 140 142,424
County of Chester, Series 2020A, GO,
5.00%, 07/15/25 ................. 100 101,855
Delaware County Authority, Series 2016, RB,
5.00%, 12/01/25 ................. 60 61,660
Delaware River Joint Toll Bridge Commission,
Series 2019B, RB, 5.00%, 07/01/25 ..... 150 152,682
Delaware River Port Authority
Series 2018B, RB, 5.00%, 01/01/25 ..... 295 297,338
Series 2022, RB, 5.00%, 01/01/25 ...... 120 120,926
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/25
(b)
.... 200 205,186
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/25 .. 370 378,898
Pennsylvania Infrastructure Investment Authority,
Series 2018, RB, 5.00%, 01/15/25 ...... 150 151,374
Pennsylvania State University (The), Series B,
RB, 5.25%, 08/15/25 .............. 365 373,744
Pennsylvania Turnpike Commission
Series 2016B, RB, 5.00%, 06/01/25 ..... 265 269,131

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series B-2, RB, 5.00%, 06/01/25 ....... USD 185 $ 187,884
Series 2016A-1, RB, 5.00%, 12/01/25 .... 440 451,835
Series 2017A, RB, 5.00%, 12/01/25 ..... 150 153,817
Series 2019, RB, 5.00%, 12/01/25 ...... 415 426,163
Series 2019A, RB, 5.00%, 12/01/25 ..... 160 164,304
Series 2021B, RB, 5.00%, 12/01/25 ..... 990 1,016,353
Series 2022B, RB, 5.00%, 12/01/25 ..... 400 410,759
Series A-1, RB, 5.00%, 12/01/25 ....... 520 533,987
Series A-2, RB, 5.00%, 12/01/25 ....... 560 575,063
Philadelphia Authority for Industrial
Development, Series 2021A, RB,
5.00%, 07/01/25 ................. 250 254,334
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/25 (AGM) ..... 145 147,957
Township of Lower Merion, Series 2020, GO,
5.00%, 01/15/25 ................. 55 55,436
16,470,479
Rhode Island — 0.4%
Narragansett Bay Commission, Series 2015A,
RB, 5.00%, 02/01/30 .............. 400 404,100
Rhode Island Commerce Corp.
Series 2016B, RB, 5.00%, 06/15/25 ..... 625 634,799
Series 2017A, RB, 5.00%, 06/15/25 ..... 220 223,430
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A, RB, 5.00%, 10/01/25 ..... 145 148,508
Series 2017B, RB, 5.00%, 10/01/25 ..... 135 138,266
State of Rhode Island
Series 2019E, GO, 5.00%, 01/15/25 ..... 525 529,809
Series 2015A, GO, 5.00%, 08/01/25 ..... 105 107,167
2,186,079
South Carolina — 0.9%
City of Charleston, Series 2015, RB,
5.00%, 01/01/32 ................. 815 821,304
City of Columbia, Series 2016B, RB,
5.00%, 02/01/25 ................. 265 267,671
County of Charleston
Series 2015C, GO, 5.00%, 11/01/25 (SAW) 315 323,122
Series 2015D, GO, 5.00%, 11/01/25 (SAW) 65 66,676
Series 2017A, GO, 5.00%, 11/01/25 (SAW) 100 102,578
Fort Mill School District No. 4, Series 2019A,
GO, 5.00%, 03/01/25 (SCSDE) ........ 100 101,176
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/25 .............. 500 513,501
Horry County School District, Series 2016, RB,
5.00%, 03/01/25 ................. 105 106,277
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/25 . 2,055 2,105,429
State of South Carolina
Series 2015A, GO, 5.00%, 04/01/25 (SAW) 125 126,683
Series 2015B, GO, 5.00%, 04/01/25 (SAW) 200 202,693
4,737,110
Tennessee — 2.0%
City of Memphis
Series 2015A, GO, 5.00%, 04/01/25 ..... 325 329,372
Series 2018, GO, 5.00%, 06/01/25 ...... 1,000 1,016,896
Series 2018, RB, 5.00%, 10/01/25 ...... 200 204,764
Series 2020B, RB, 5.00%, 10/01/25 ..... 455 465,837
Series 2017, RB, 5.00%, 12/01/25 ...... 160 164,405
Series 2020A, GO, 5.00%, 12/01/25 ..... 305 313,114
County of Hamilton
Series 2015B, GO, 4.00%, 03/01/25 ..... 465 467,801
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2018A, GO, 5.00%, 04/01/25 ..... USD 160 $ 162,152
County of Montgomery
Series 2017, GO, 5.00%, 04/01/25 ...... 555 562,465
Series 2022A, GO, 5.00%, 04/01/25 ..... 100 101,345
County of Putnam, Series 2017, GO,
5.00%, 04/01/25 ................. 185 187,427
County of Shelby
Series 2015A, GO, 5.00%, 04/01/25 ..... 270 273,722
Series 2016A, GO, 5.00%, 04/01/25 ..... 250 253,446
Series 2019A, GO, 5.00%, 04/01/25 ..... 210 212,895
Series 2019B, GO, 5.00%, 04/01/25 ..... 170 172,343
County of Sumner, Series 2020, GO,
5.00%, 12/01/25 ................. 150 154,130
County of Williamson, Series 2017, GO,
5.00%, 04/01/25 ................. 125 126,643
Metropolitan Government of Nashville &
Davidson County
Series 2017B, RB, 5.00%, 05/15/25 ..... 310 314,879
Series 2021A, RB, 5.00%, 05/15/25 ..... 345 350,429
Series 2017B, RB, 5.00%, 07/01/25 ..... 125 127,304
Series 2020A, RB, 5.00%, 07/01/25 ..... 45 45,829
Series 2020B, RB, 5.00%, 07/01/25 ..... 175 178,225
Series 2021A, GO, 5.00%, 07/01/25 ..... 895 911,742
State of Tennessee
Series 2018A, GO, 5.00%, 02/01/25 ..... 580 585,939
Series A, GO, 5.00%, 08/01/25 ........ 175 178,664
Series A, GO, 5.00%, 08/01/29 ........ 2,035 2,076,034
Tennessee State School Bond Authority
Series 2015B, RB, 5.00%, 11/01/25 (ST
INTERCEPT) .................. 190 194,852
Series 2019A, RB, 5.00%, 11/01/25
(HERBIP) ..................... 375 384,576
Series 2022A, RB, 5.00%, 11/01/25 (ST
INTERCEPT) .................. 270 276,895
Series B, RB, 5.00%, 11/01/25 (ST
INTERCEPT) .................. 560 574,300
11,368,425
Texas — 12.0%
Alamo Community College District, Series 2022,
GO, 5.00%, 02/15/25 .............. 290 293,033
Alamo Regional Mobility Authority, Series 2016,
RB, 5.00%, 06/15/25 .............. 220 223,587
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/25 (PSF) ..... 200 202,145
Alvin Independent School District
Series 2016, GO, 5.00%, 02/15/25 (PSF) .. 50 50,504
Series 2020, GO, 5.00%, 02/15/25 (PSF) .. 180 181,815
Arlington Independent School District
Series 2015, GO, 5.00%, 02/15/25 (PSF) .. 165 166,699
Series 2016B, GO, 5.00%, 02/15/25 (PSF) 100 101,030
Austin Community College District
Series 2015, GO, 5.00%, 08/01/25 ...... 100 101,957
Series 2021, GO, 5.00%, 08/01/25 ...... 415 423,121
Series 2015, GO, 5.00%, 08/01/29 ...... 870 886,679
Austin Independent School District
Series 2021, GO, 5.00%, 08/01/25 (PSF) .. 250 255,165
Series 2023, GO, 5.00%, 08/01/25 ...... 355 362,194
Series B, GO, 5.00%, 08/01/25 (PSF) .... 255 260,269
Birdville Independent School District, Series
2015B, GO, 5.00%, 02/15/25 (PSF) ..... 170 171,714
Board of Regents of the University of Texas
System
Series 2014B, RB, 5.00%, 08/15/25 ..... 610 623,063
Series 2016D, RB, 5.00%, 08/15/25 ..... 465 474,958

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016E, RB, 5.00%, 08/15/25 ..... USD 310 $ 316,639
Series 2016J, RB, 5.00%, 08/15/25 ..... 365 372,817
Series 2017C, RB, 5.00%, 08/15/25 ..... 330 337,067
Central Texas Regional Mobility Authority, Series
2016, RB, 5.00%, 01/01/25 .......... 135 135,935
City of Arlington, Series 2015, GO,
5.00%, 08/15/25 ................. 155 158,246
City of Austin
Series 2015, GO, 5.00%, 09/01/25 ...... 395 403,838
Series 2016, GO, 5.00%, 09/01/25 ...... 610 623,648
Series 2016, RB, 5.00%, 11/15/25 ...... 110 112,758
Series 2020C, RB, 5.00%, 11/15/25 ..... 140 143,433
Series 2021, RB, 5.00%, 11/15/25 ...... 515 528,398
City of Dallas
Series 2016A, RB, 5.00%, 10/01/25 ..... 100 102,398
Series 2020C, RB, 5.00%, 10/01/25 ..... 305 312,315
City of Denton, Series 2022, GO,
5.00%, 02/15/25 ................. 110 111,203
City of Frisco
Series 2016, GO, 5.00%, 02/15/25 ...... 580 585,972
Series 2018, GO, 5.00%, 02/15/25 ...... 115 116,184
City of Garland, GO, 5.00%, 02/15/25 ..... 405 409,518
City of Houston
Series 2018D, RB, 5.00%, 07/01/25 ..... 65 66,050
Series 2002C, RB, 5.00%, 11/15/25 ..... 135 138,443
Series 2015D, RB, 5.00%, 11/15/25 ..... 330 338,416
Series 2016B, RB, 5.00%, 11/15/25 ..... 325 333,288
Series 1998A, RB, 0.00%, 12/01/25 (AGM)
(a)
20 19,158
City of McKinney, Series 2017, RB,
5.00%, 03/15/25 ................. 15 15,189
City of Plano
Series 2015, GO, 5.00%, 09/01/25 ...... 225 230,034
Series 2017A, GO, 5.00%, 09/01/25 ..... 170 173,804
City of San Antonio
Series 2014, GO, 5.00%, 02/01/25 ...... 50 50,518
Series 2017, GO, 5.00%, 08/01/25 ...... 120 122,479
Series 2018, GO, 5.00%, 08/01/25 ...... 370 377,645
Series 2020, GO, 5.00%, 08/01/25 ...... 200 204,132
Series 2021, GO, 5.00%, 08/01/25 ...... 270 275,579
City of San Antonio Electric & Gas Systems
Series 2016, RB, 5.00%, 02/01/25 ...... 970 979,649
Clear Creek Independent School District
Series 2018, GO, 5.00%, 02/15/25 (PSF) .. 840 848,829
Series 2021, GO, 5.00%, 02/15/25 (PSF) .. 325 328,416
Conroe Independent School District, Series
2022A, GO, 5.00%, 02/15/25 (PSF) ..... 65 65,760
County of Bexar, Series 2016, GO,
5.00%, 06/15/25 ................. 130 132,311
County of Collin, Series 2019, GO,
5.00%, 02/15/25 ................. 250 252,708
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 500 510,265
County of Denton, Series 2019, GO,
5.00%, 05/15/25 ................. 290 294,551
County of Fort Bend, Series A, GO,
5.00%, 03/01/25 ................. 110 111,232
County of Harris
Series 2016A, RB, 5.00%, 08/15/25 ..... 420 428,666
Series 2022A, RB, 5.00%, 08/15/25 ..... 180 183,621
Series 2017A, GO, 5.00%, 10/01/25 ..... 170 173,998
Series B, GO, 5.00%, 10/01/25 ........ 425 434,996
County of Montgomery, Series 2016A, GO,
5.00%, 03/01/25 ................. 120 121,379
Cypress-Fairbanks Independent School District
Series 2015A, GO, 5.00%, 02/15/25 (PSF) 720 727,993
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016, GO, 5.00%, 02/15/25 (PSF) .. USD 145 $ 146,586
Series 2018, GO, 5.00%, 02/15/25 (PSF) .. 235 237,571
Series 2019A, GO, 5.00%, 02/15/25 (PSF) 140 141,532
Series 2020, GO, 5.00%, 02/15/25 (PSF) .. 100 101,094
Series 2023A, GO, 5.00%, 02/15/25 (PSF) 195 197,133
Dallas Area Rapid Transit
Series 2019, RB, 5.00%, 12/01/25 ...... 2,005 2,059,518
Series 2020A, RB, 5.00%, 12/01/25 ..... 205 210,574
Series 2016A, RB, 5.00%, 12/01/31 ..... 570 585,575
Dallas Fort Worth International Airport
Series 2020B, RB, 5.00%, 11/01/25 ..... 230 235,702
Series 2021B, RB, 5.00%, 11/01/25 ..... 460 471,404
Dallas Independent School District
Series 2016A, GO, 5.00%, 02/15/25 (PSF) 725 732,776
Series 2021A, GO, 5.00%, 02/15/25 (PSF) 530 535,685
Series 2023, GO, 5.00%, 02/15/25 (PSF) .. 670 677,186
Denton Independent School District
Series 2016, GO, 5.00%, 08/15/25 (PSF) .. 210 214,268
Series 2020, GO, 5.00%, 08/15/25 (PSF) .. 205 209,166
DeSoto Independent School District, Series
2020, GO, 0.00%, 08/15/25 (PSF)
(a)
..... 200 192,984
Fort Bend Independent School District, Series
2017E, GO, 5.00%, 02/15/25 (PSF) ..... 150 151,561
Fort Worth Independent School District
Series 2019A, GO, 5.00%, 02/15/25 (PSF) 150 151,673
Series 2021A, GO, 5.00%, 02/15/25 (PSF) 130 131,450
Series 2023, GO, 5.00%, 02/15/25 (PSF) .. 215 217,398
Frisco Independent School District, Series
2016A, GO, 5.00%, 08/15/25 (PSF) ..... 395 403,436
Grapevine-Colleyville Independent School
District, Series 1998, GO, 0.00%, 08/15/25
(PSF)
(a)
...................... 200 193,537
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 840 848,694
Judson Independent School District, Series
2016, GO, 5.00%, 02/01/25 (PSF) ...... 175 176,733
Katy Independent School District
Series A, GO, 5.00%, 02/15/25 (PSF) .... 105 106,177
Series D, GO, 5.00%, 02/15/25 (PSF) .... 35 35,392
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 245 247,536
Killeen Independent School District, Series 2018,
GO, 5.00%, 02/15/25 (PSF) .......... 100 101,035
Klein Independent School District, Series 2015A,
GO, 5.00%, 08/01/25 (PSF) .......... 55 56,136
Leander Independent School District
Series A, GO, 0.00%, 08/15/25 (PSF)
(a)
... 330 318,912
Series B, GO, 0.00%, 08/15/25
(a)
....... 135 130,331
Series 2017A, GO, 5.00%, 08/15/25 (PSF) 245 250,055
Lewisville Independent School District
Series 2016A, GO, 5.00%, 08/15/25 (PSF) 650 663,479
Series 2016B, GO, 5.00%, 08/15/25 ..... 450 458,729
Series 2017, GO, 5.00%, 08/15/25 (PSF) .. 290 296,014
Lone Star College System
Series A, GO, 5.00%, 02/15/25 ........ 630 636,574
Series B, GO, 5.00%, 02/15/25 ........ 1,100 1,111,478
Series 2017A, GO, 5.00%, 08/15/25 ..... 40 40,824
Series 2016, GO, 5.00%, 09/15/25 ...... 270 276,005
Lower Colorado River Authority
Series 2015D, RB, 5.00%, 05/15/25 ..... 245 248,537
Series 2016, RB, 5.00%, 05/15/25 ...... 400 405,775
Series 2019, RB, 5.00%, 05/15/25 ...... 235 238,393
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB, 5.00%, 11/01/25 ............... 100 102,522

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2015B, RB, 5.00%, 11/01/25 ..... USD 435 $ 445,969
Series 2017A, RB, 5.00%, 11/01/25 ..... 120 123,026
Series A, RB, 5.00%, 11/01/25 ......... 135 138,404
North East Independent School District
Series 2015, GO, 5.00%, 08/01/25 (PSF) .. 310 315,943
Series 2018, GO, 5.00%, 08/01/25 (PSF) .. 40 40,767
North Texas Municipal Water District
Series 2015, RB, 5.00%, 06/01/25 ...... 115 116,757
Series 2016, RB, 5.00%, 06/01/25 ...... 220 223,542
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor Sys
Series 2016, RB, 5.00%, 06/01/25 ...... 110 111,771
Series 2017, RB, 5.00%, 06/01/25 ...... 225 228,623
North Texas Municipal Water District Water
System
Series 2015, RB, 5.00%, 09/01/25 ...... 415 423,839
Series 2019, RB, 5.00%, 09/01/25 ...... 355 362,561
North Texas Tollway Authority
Series 2015A, RB, 5.00%, 01/01/25 ..... 270 272,212
Series 2021B, RB, 5.00%, 01/01/25 ..... 330 332,704
Series 2022A, RB, 5.00%, 01/01/25 ..... 400 403,311
Series I, RB, 6.50%, 01/01/43 ......... 2,010 2,037,244
Northside Independent School District
Series 2016, GO, 5.00%, 06/15/25 (PSF) .. 175 178,065
Series 2016A, GO, 5.00%, 08/15/25 (PSF) 100 102,115
Northwest Independent School District
Series 2015B, GO, 5.00%, 02/15/25 (PSF) 50 50,547
Series 2015A, GO, 5.00%, 02/15/28 (PSF) 45 45,453
Permanent University Fund - Texas A&M
University System
Series 2009B, RB, 4.50%, 07/01/25 ..... 80 81,181
Series 2009A, RB, 5.00%, 07/01/25 ..... 315 321,064
Permanent University Fund - University of Texas
System
Series 2015B, RB, 5.00%, 07/01/25 ..... 280 285,084
Series 2016A, RB, 5.00%, 07/01/25 ..... 270 274,902
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/25 (PSF) ..... 235 237,533
Plano Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 185 187,014
Rockwall Independent School District, Series
2018, GO, 5.00%, 02/15/25 (PSF) ...... 110 111,139
Round Rock Independent School District
Series 2016, GO, 5.00%, 08/01/25 (PSF) .. 70 71,481
Series 2017, GO, 5.00%, 08/01/25 ...... 200 204,033
Series 2019A, GO, 5.00%, 08/01/25 (PSF) 350 357,405
Series 2019B, GO, 5.00%, 08/01/25 ..... 70 71,412
Series 2016, GO, 5.00%, 08/01/35 (PSF) .. 600 611,503
San Antonio Independent School District
Series 2015, GO, 5.00%, 02/15/25 (PSF) .. 330 333,628
Series 2018, GO, 5.00%, 08/15/25 (PSF) .. 115 117,468
San Antonio Water System
Series 2016C, RB, 5.00%, 05/15/25 ..... 180 182,811
Series 2017A, RB, 5.00%, 05/15/25 ..... 190 192,967
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/25 (PSF) .. 225 227,194
Spring Independent School District
Series 2015, GO, 5.00%, 08/15/25 (PSF) .. 200 204,106
Series 2017, GO, 5.00%, 08/15/25 (PSF) .. 175 178,593
State of Texas
Series 2016, GO, 5.00%, 04/01/25 ...... 325 329,376
Series 2016A, GO, 5.00%, 04/01/25 ..... 235 238,164
Series 2016A, GO, 5.00%, 08/01/25 ..... 200 204,088
Series 2018A, GO, 5.00%, 08/01/25 ..... 275 280,621
Series 2016, GO, 5.00%, 10/01/25 ...... 170 174,053
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/25 .............. USD 195 $ 198,883
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/25 375 379,463
Texas A&M University
Series 2016C, RB, 5.00%, 05/15/25 ..... 865 879,225
Series 2016E, RB, 5.00%, 05/15/25 ..... 1,135 1,153,665
Series 2017C, RB, 5.00%, 05/15/25 ..... 115 116,891
Series 2021A, RB, 5.00%, 05/15/25 ..... 120 121,973
Series 2022, RB, 5.00%, 05/15/25 ...... 155 157,549
Texas Department of Transportation State
Highway Fund
Series 2008, RB, 5.25%, 04/01/25 ...... 345 350,118
Series 2015, RB, 5.00%, 10/01/25 ...... 440 450,389
Series 2016A, RB, 5.00%, 10/01/25 ..... 1,810 1,852,737
Texas State Technical College
Series 2022A, RB, 5.00%, 08/01/25 (AGM) 300 305,293
Series 2016, RB, 4.00%, 10/15/25 ...... 100 101,263
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/25 .............. 1,445 1,461,788
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/25 .............. 475 479,905
Texas Water Development Board
Series 2016, RB, 5.00%, 04/15/25 ...... 700 710,184
Series 2018B, RB, 5.00%, 04/15/25 ..... 1,545 1,567,478
Series 2020, RB, 5.00%, 04/15/25 ...... 140 142,037
Series A, RB, 5.00%, 04/15/25 ......... 275 279,001
Series 2019, RB, 5.00%, 08/01/25 ...... 150 153,156
Series 2018A, RB, 5.00%, 10/15/25 ..... 820 840,799
Series A, RB, 5.00%, 10/15/25 ......... 95 97,410
Trinity River Authority Central Regional
Wastewater System
Series 2016, RB, 5.00%, 08/01/25 ...... 340 346,890
Series 2017, RB, 5.00%, 08/01/25 ...... 595 607,057
Series 2018, RB, 5.00%, 08/01/25 ...... 280 285,674
Series 2019, RB, 5.00%, 08/01/25 ...... 735 749,894
Series 2022, RB, 5.00%, 08/01/25 ...... 165 168,343
Tyler Independent School District, Series 2017,
GO, 5.00%, 02/15/25 (PSF) .......... 260 262,621
United Independent School District, Series 2015,
GO, 5.00%, 08/15/35 (PSF) .......... 410 418,367
University of North Texas System
Series 2015A, RB, 5.00%, 04/15/25 ..... 300 304,001
Series 2017A, RB, 5.00%, 04/15/25 ..... 255 258,401
59,064,679
Utah — 1.1%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/25 (GTD) ............. 200 202,453
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 200 202,590
Davis School District, Series 2017B, GO,
5.00%, 06/01/25 (GTD) ............. 80 81,348
Ogden City School District, Series 2016, GO,
5.00%, 06/15/25 (GTD) ............. 165 167,862
State of Utah
Series 2020, GO, 3.00%, 07/01/25 ...... 280 279,582
Series 2015, GO, 5.00%, 07/01/25 ...... 700 705,823
Series 2018, GO, 5.00%, 07/01/25 ...... 1,030 1,049,661
Series 2020, GO, 5.00%, 07/01/25 ...... 830 845,843
University of Utah (The)
Series 2016A, RB, 4.00%, 08/01/25 ..... 75 75,805
Series 2016A, RB, 5.00%, 08/01/25 ..... 115 117,360
Series 2017B1, RB, 5.00%, 08/01/25 (SAP) 300 306,156
Series 2019A, RB, 5.00%, 08/01/25 ..... 200 204,104

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Utah State Building Ownership Authority, Series
2016, RB, 5.00%, 05/15/25 .......... USD 685 $ 693,805
Utah Transit Authority
Series 2015A, RB, 5.00%, 06/15/25 ..... 425 432,363
Series 2015A, RB, 5.00%, 06/15/35 ..... 395 402,033
Series 2015A, RB, 5.00%, 06/15/37 ..... 690 702,286
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/25 ................. 240 242,686
6,711,760
Vermont — 0.0%
University of Vermont and State Agricultural
College, Series 2016, RB, 5.00%, 10/01/25 40 40,879
Vermont Municipal Bond Bank, Series 5, RB,
5.00%, 12/01/25 ................. 115 118,154
159,033
Virginia — 3.7%
City of Alexandria, Series 2017D, GO,
5.00%, 07/01/25 (SAW) ............ 140 142,618
City of Charlottesville, Series 2015, GO,
4.00%, 07/15/25 (SAW) ............ 125 126,304
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/25 ................. 225 229,409
City of Hampton, Series 2015B, GO,
5.00%, 09/01/25 (SAW) ............ 210 214,689
City of Newport News, Series 2021, RB,
5.00%, 07/15/25 ................. 1,440 1,468,491
City of Norfolk
Series A, GO, 5.00%, 10/01/25 ........ 145 148,487
Series 2015B, RB, 5.00%, 11/01/25 ..... 125 128,223
City of Richmond
Series 2016A, RB, 5.00%, 01/15/25 ..... 405 408,706
Series 2015B, GO, 5.00%, 03/01/25 (SAW) 175 177,058
Series 2014B, GO, 5.00%, 07/15/25 (SAW) 55 56,078
City of Virginia Beach
Series B, RB, 5.00%, 10/01/25 ......... 100 102,440
Series 2020A, RB, 5.00%, 11/15/25 ..... 385 395,389
County of Arlington
Series 2020A, GO, 5.00%, 08/01/25 (SAW) 50 51,051
Series A, GO, 5.00%, 08/15/25 ........ 150 153,274
Series B, GO, 5.00%, 08/15/25 ........ 100 102,183
County of Chesterfield, Series 2016, RB,
5.00%, 11/01/25 ................. 200 205,232
County of Fairfax
Series 2016A, RB, 5.00%, 07/15/25 ..... 110 112,239
Series 2018A, GO, 5.00%, 10/01/25 (SAW) 490 502,240
County of Henrico, Series 2020, GO,
5.00%, 07/15/25 (SAW) ............ 130 132,547
County of Loudoun, Series 2019A, GO,
5.00%, 12/01/25 (SAW) ............ 1,000 1,027,929
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/25 ...... 285 289,217
Hampton Roads Sanitation District, Series
2016A, RB, 4.00%, 08/01/25 ......... 105 106,096
Loudoun County Sanitation Authority, Series
2015A, RB, 5.00%, 01/01/25 ......... 35 35,295
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 2,005 2,024,400
Virginia Beach Development Authority, Series
2018A, RB, 5.00%, 04/01/25 ......... 165 167,219
Virginia College Building Authority
Series A, RB, 5.00%, 02/01/25 ......... 400 404,211
Series 2017A, RB, 5.00%, 09/01/25 (ST
INTERCEPT) .................. 130 132,931
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2015A, RB, 5.00%, 02/01/27 ..... USD 2,025 $ 2,045,757
Series 2015A, RB, 5.00%, 02/01/28 ..... 240 242,460
Series 2015A, RB, 5.00%, 02/01/30 ..... 300 303,075
Series 2015A, RB, 5.00%, 02/01/31 ..... 2,420 2,444,806
Virginia Commonwealth Transportation Board
Series 2016, RB, 5.00%, 03/15/25 ...... 265 268,378
Series 2017, RB, 5.00%, 03/15/25 ...... 635 643,094
Series 2019, RB, 5.00%, 05/15/25 ...... 195 198,164
Series 2016, RB, 5.00%, 09/15/25 ...... 220 225,168
Virginia Public Building Authority
Series 2019A, RB, 5.00%, 08/01/25 ..... 360 367,574
Series 2020A, RB, 5.00%, 08/01/25 ..... 225 229,734
Series 2020B, RB, 5.00%, 08/01/25 ..... 650 663,675
Series A, RB, 5.00%, 08/01/25 ......... 235 239,944
Series B, RB, 5.00%, 08/01/25 ......... 290 296,101
Virginia Public School Authority
Series 2017, RB, 5.00%, 03/01/25 (SAW) . 75 75,892
Series 2018, RB, 5.00%, 03/01/25 (SAW) . 210 212,497
Series 2015A, RB, 5.00%, 08/01/25 (ST
INTERCEPT) .................. 180 183,769
Series 2016, RB, 5.00%, 08/01/25 (SAW) . 50 51,042
Series 2016A, RB, 5.00%, 08/01/25 (ST
INTERCEPT) .................. 280 285,863
Series 2017B, RB, 5.00%, 08/01/25 (ST
INTERCEPT) .................. 360 367,538
Series 2018A, RB, 5.00%, 08/01/25 (ST
INTERCEPT) .................. 200 204,188
Series 2019C, RB, 5.00%, 08/01/25 (ST
INTERCEPT) .................. 175 178,664
Virginia Resources Authority
Series 2015D, RB, 4.00%, 11/01/25 ..... 85 86,190
Series 2015, RB, 5.00%, 11/01/25 ...... 115 117,923
Series 2015A, RB, 5.00%, 11/01/25 (MO) . 310 317,720
Series 2017C, RB, 5.00%, 11/01/25 ..... 30 30,786
Series 2019B, RB, 5.00%, 11/01/25 ..... 180 184,713
Virginia Resources Authority Clean Water
Revolving Fund, Series 2015, RB,
5.00%, 10/01/25 ................. 65 66,588
19,575,259
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2015S-1, RB, 5.00%, 11/01/25 .... 855 877,410
Series 2016S-1, RB, 5.00%, 11/01/25 .... 155 159,063
Series 2015S-1, RB, 5.00%, 11/01/30 .... 385 394,996
Series 2015S-1, RB, 5.00%, 11/01/35 .... 1,525 1,564,593
Series 2015S-1, RB, 5.00%, 11/01/36 .... 330 338,568
City of Seattle
Series 2019B, RB, 5.00%, 02/01/25 ..... 480 484,801
Series 2016, RB, 5.00%, 04/01/25 ...... 260 263,453
Series 2016B, RB, 5.00%, 04/01/25 ..... 405 410,405
Series 2015A, GO, 5.00%, 06/01/25 ..... 895 910,228
Series 2017, RB, 5.00%, 07/01/25 ...... 110 112,032
Series 2020A, RB, 5.00%, 07/01/25 ..... 210 213,898
Series 2021A, RB, 5.00%, 07/01/25 ..... 500 509,280
Series 2017, RB, 5.00%, 08/01/25 ...... 225 229,671
Series 2018A, GO, 5.00%, 12/01/25 ..... 375 385,346
City of Tacoma, Series 2017, RB,
5.00%, 01/01/25 ................. 110 110,878
City of Vancouver, Series 2015B, GO,
5.00%, 12/01/25 ................. 190 195,116
Clark County Public Utility District No. 1 Electric,
Series 2016, RB, 5.00%, 01/01/25 ...... 140 141,159
Clark County Public Utility District No. 1 Water,
Series 2017, RB, 5.00%, 01/01/25 ...... 110 110,910

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County School District No. 114 Evergreen,
Series 2018, GO, 5.00%, 12/01/25 (GTD) . USD 335 $ 344,020
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/25 (GTD) . 55 56,481
County of King
Series 2021A, GO, 4.00%, 01/01/25 ..... 125 125,558
Series 2020A, RB, 5.00%, 01/01/25 ..... 200 201,714
Series 2019B, GO, 5.00%, 07/01/25 ..... 525 535,079
Series 2022A, GO, 5.00%, 07/01/25 ..... 50 50,960
Series 2015E, GO, 5.00%, 12/01/25 ..... 225 231,357
Series 2015A, RB, 5.00%, 07/01/34 ..... 400 403,361
County of Kitsap, Series 2015, GO,
5.00%, 06/01/25 ................. 195 198,237
County of Pierce
Series 2019A, GO, 5.00%, 07/01/25 ..... 155 157,905
Series A, GO, 5.00%, 08/01/25 ........ 180 183,719
Series B, GO, 5.00%, 08/01/25 ........ 200 204,132
County of Snohomish, Series 2022, GO,
5.00%, 12/01/25 ................. 445 456,982
County of Spokane, Series 2019B, GO,
5.00%, 12/01/25 ................. 200 205,385
Energy Northwest
Series 2015A, RB, 5.00%, 07/01/25 ..... 450 458,467
Series 2015C, RB, 5.00%, 07/01/25 ..... 270 275,080
Series 2016A, RB, 5.00%, 07/01/25 ..... 1,800 1,833,867
Series 2017-A, RB, 5.00%, 07/01/25 ..... 795 809,958
King County School District No. 405 Bellevue
Series 2016, GO, 5.00%, 12/01/25 (GTD) . 155 159,174
Series 2019, GO, 5.00%, 12/01/25 (GTD) . 160 164,308
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/25
(GTD) ....................... 395 405,636
King County School District No. 415 Kent, Series
2018, GO, 5.00%, 12/01/25 (GTD) ...... 225 230,761
Kitsap County School District No. 401 Central
Kitsap, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 145 148,808
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/25 (GTD) . 275 282,550
Pierce County School District No. 402 Franklin
Pierce, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 105 107,827
Port of Seattle
Series 2016, RB, 4.00%, 02/01/25 ...... 155 155,649
Series 2016, RB, 5.00%, 02/01/25 ...... 245 247,231
Port of Tacoma, Series A, RB, 4.00%, 12/01/25 115 116,378
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/25 (GTD) ............. 220 225,778
Snohomish County School District No. 4 Lake
Stevens, Series 2016, GO, 5.00%, 12/01/25
(GTD) ....................... 70 71,839
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/25
(GTD) ....................... 90 92,364
State of Washington
Series 2021B-R, GO, 5.00%, 01/01/25 ... 425 428,585
Series 2019A, COP, 5.00%, 01/01/25 .... 250 252,046
Series 2020C, GO, 5.00%, 02/01/25 ..... 660 666,725
Series 2022C, GO, 5.00%, 02/01/25 ..... 135 136,376
Series 2017D, GO, 5.00%, 02/01/25 ..... 150 151,529
Series 2018D, GO, 5.00%, 02/01/25 ..... 470 474,789
Series 2021E, GO, 5.00%, 06/01/25 ..... 700 711,898
Series 2020B, GO, 5.00%, 06/01/25 ..... 190 193,229
Series R-2016B, GO, 5.00%, 07/01/25 ... 250 254,704
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2022C, GO, 5.00%, 07/01/25 ... USD 140 $ 142,634
Series 2015C, COP, 5.00%, 07/01/25 (ST
INTERCEPT) .................. 95 96,744
Series R-2020D, GO, 5.00%, 07/01/25 ... 130 132,446
Series 2018A, GO, 5.00%, 08/01/25 ..... 70 71,452
Series 2016A-2, GO, 5.00%, 08/01/25 .... 155 158,215
Series 2016A-1, GO, 5.00%, 08/01/25 .... 390 398,088
Series R-2017B, GO, 5.00%, 08/01/25 ... 150 153,111
Series R-2017C, GO, 5.00%, 08/01/25 ... 190 193,941
Series R-2018C, GO, 5.00%, 08/01/25 ... 355 362,363
Series R-2018D, GO, 5.00%, 08/01/25 ... 625 637,962
Series 2004F, GO, 0.00%, 12/01/25
(AMBAC)
(a)
.................... 410 392,888
University of Washington
Series 2018, RB, 5.00%, 04/01/25 ...... 195 197,623
Series 2022A, RB, 5.00%, 04/01/25 ..... 430 435,784
Series 2015C, RB, 5.00%, 12/01/25 ..... 180 184,932
23,380,436
West Virginia — 0.5%
State of West Virginia
Series 2015A, GO, 5.00%, 06/01/25 ..... 755 767,770
Series 2018A, GO, 5.00%, 06/01/25 ..... 120 122,030
Series 2018B, GO, 5.00%, 12/01/25 ..... 150 154,134
West Virginia Commissioner of Highways
Series 2017A, RB, 5.00%, 09/01/25 ..... 640 653,410
Series 2018A, RB, 5.00%, 09/01/25 ..... 220 224,610
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/25 ......... 285 289,947
2,211,901
Wisconsin — 1.7%
Hamilton School District, Series 2018, GO,
5.00%, 04/01/25 ................. 180 182,146
State of Wisconsin
Series 2017A, GO, 5.00%, 05/01/25 ..... 375 380,610
Series 2019A, RB, 5.00%, 05/01/25 ..... 325 330,062
Series 2019B, GO, 5.00%, 05/01/25 ..... 665 674,949
Series 2016-2, GO, 4.00%, 11/01/25 ..... 370 374,906
Series 2016-2, GO, 5.00%, 11/01/25 ..... 2,200 2,255,966
Series 2017-2, GO, 5.00%, 11/01/25 ..... 345 353,777
Series 2016A, GO, 5.00%, 05/01/32 ..... 585 593,674
Series 2017A, GO, 5.00%, 05/01/32 ..... 135 137,102
State of Wisconsin Environmental Improvement
Fund
Series 2017A, RB, 5.00%, 06/01/25 ..... 395 401,616
Series 2018A, RB, 5.00%, 06/01/25 ..... 1,295 1,316,689
Wisconsin Department of Transportation
Series 20171, RB, 5.00%, 07/01/25 ..... 700 712,979
Series 20172, RB, 5.00%, 07/01/25 ..... 880 896,316
8,610,792
Total Long-Term Investments — 98.7%
(Cost: $503,682,286) .............................. 500,414,551

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares, 3.49%
(c)(d)
......... 231,796 $ 231,820
Total Short-Term Securities — 0.0%
(Cost: $231,820) ................................. 231,820
Total Investments — 98.7%
(Cost: $503,914,106 ) .............................. 500,646,371
Other Assets Less Liabilities — 1.3% .................... 6,418,506
Net Assets — 100.0% ...............................
$ 507,064,877
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 3,614,207 $ — $ (3,382,463)
(a)
$ 85 $ (9) $ 231,820 231,796 $ 23,846 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2025 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 500,414,551 $ — $ 500,414,551
Short-Term Securities
Money Market Funds ...................................... 231,820 — — 231,820
$ 231,820 $ 500,414,551 $ — $ 500,646,371
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education